FINANCIAL STATEMENTS

Transamerica Life Insurance Company

WRL Series Annuity Account

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

WRL Series Annuity Account

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of WRL Series Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of WRL Series Annuity Account indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of WRL Series Annuity Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Access VP High Yield	TA BlackRock Tactical Allocation Service Class
Fidelity® VIP Contrafund® Service Class 2	TA International Growth Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA International Growth Service Class
Fidelity® VIP Growth Opportunities Service Class 2	TA Janus Balanced Service Class
Fidelity® VIP Index 500 Service Class 2	TA Janus Mid-Cap Growth Initial Class
ProFund VP Asia 30	TA Janus Mid-Cap Growth Service Class
ProFund VP Basic Materials	TA JPMorgan Asset Allocation - Conservative Initial Class
ProFund VP Bull	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Consumer Services	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Emerging Markets	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Europe 30	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Financials	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Government Money Market	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP International	TA JPMorgan Core Bond Initial Class
ProFund VP Japan	TA JPMorgan Core Bond Service Class
ProFund VP Mid-Cap	TA JPMorgan Enhanced Index Initial Class
ProFund VP NASDAQ-100	TA JPMorgan Enhanced Index Service Class
ProFund VP Oil & Gas	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan International Moderate Growth Service Class
ProFund VP Precious Metals	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Short Emerging Markets	TA JPMorgan Mid Cap Value Service Class
ProFund VP Short International	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Short NASDAQ-100	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Small-Cap	TA Managed Risk - Balanced ETF Service Class
ProFund VP Small-Cap	TA Managed Risk - Growth ETF Service Class
ProFund VP Small-Cap Value	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Telecommunications	TA Morgan Stanley Capital Growth Service Class
ProFund VP U.S. Government Plus	TA Multi-Managed Balanced Initial Class
ProFund VP UltraSmall-Cap	TA Multi-Managed Balanced Service Class
ProFund VP Utilities	TA PIMCO Tactical - Balanced Service Class
TA Aegon High Yield Bond Initial Class	TA PIMCO Tactical - Conservative Service Class
TA Aegon High Yield Bond Service Class	TA PIMCO Tactical - Growth Service Class
TA Aegon Sustainable Equity Income Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Sustainable Equity Income Service Class	TA PIMCO Total Return Service Class
TA Aegon U.S. Government Securities Initial Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA Aegon U.S. Government Securities Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA BlackRock Global Real Estate Securities Initial Class	TA Small/Mid Cap Value Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA Small/Mid Cap Value Service Class
TA BlackRock Government Money Market Initial Class	TA T. Rowe Price Small Cap Initial Class
TA BlackRock Government Money Market Service Class	TA T. Rowe Price Small Cap Service Class
TA BlackRock iShares Edge 40 Initial Class	TA WMC US Growth Initial Class
TA BlackRock iShares Edge 40 Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of WRL Series Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of WRL Series Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of WRL Series Annuity Account since 2014.

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Access VP High Yield	84,562.466	$2,337,973	$2,291,643	$-	$2,291,643	122,310	$10.606518	$19.198376
Fidelity® VIP Contrafund® Service Class 2	595,404.710	18,251,878	27,823,262	(208)	27,823,054	706,088	17.324161	40.895524
Fidelity® VIP Equity-Income Service Class 2	294,751.268	6,134,443	6,832,334	38	6,832,372	260,554	12.486202	27.274485
Fidelity® VIP Growth Opportunities Service Class 2	66,538.497	2,155,799	5,062,914	7	5,062,921	107,222	32.002916	52.281335
Fidelity® VIP Index 500 Service Class 2	128.187	29,885	47,010	13	47,023	1,310	16.753204	35.885087
ProFund VP Asia 30	17,986.998	1,088,640	1,364,674	37	1,364,711	100,089	12.883457	16.730731
ProFund VP Basic Materials	23,239.176	1,498,255	1,611,869	20	1,611,889	109,717	12.107736	15.136853
ProFund VP Bull	158,616.754	7,925,138	9,418,663	(18)	9,418,645	376,125	15.014225	26.134797
ProFund VP Consumer Services	66,384.475	4,943,468	5,055,178	(20)	5,055,158	145,879	16.813857	36.792297
ProFund VP Emerging Markets	214,292.531	5,796,482	7,851,678	(20)	7,851,658	731,406	10.191478	16.203392
ProFund VP Europe 30	27,436.489	637,679	569,582	(13)	569,569	65,194	7.724883	11.662121
ProFund VP Falling U.S. Dollar	3,337.430	60,469	61,309	(1)	61,308	9,924	5.827657	9.739701
ProFund VP Financials	68,540.302	2,632,093	2,851,962	6	2,851,968	249,878	10.649928	20.631311
ProFund VP Government Money Market	6,362,891.310	6,362,891	6,362,891	(1)	6,362,890	731,645	8.054747	9.570016
ProFund VP International	69,569.105	1,355,860	1,427,558	(2)	1,427,556	158,381	7.997194	12.044697
ProFund VP Japan	7,365.706	342,893	468,827	109	468,936	41,789	10.452874	20.028789
ProFund VP Mid-Cap	154,548.232	3,090,217	2,805,050	(12)	2,805,038	147,177	11.995323	20.079421
ProFund VP NASDAQ-100	221,507.454	11,236,101	15,667,222	8	15,667,230	267,990	22.870557	62.190031
ProFund VP Oil & Gas	59,755.381	1,903,479	1,122,206	7	1,122,213	236,402	4.506445	5.208737
ProFund VP Pharmaceuticals	82,919.149	2,901,781	3,195,704	6	3,195,710	151,355	12.306905	21.924107
ProFund VP Precious Metals	68,747.108	1,570,940	2,123,598	-	2,123,598	310,699	6.301900	15.920869
ProFund VP Short Emerging Markets	1,588.216	63,035	36,847	(1)	36,846	23,766	1.376677	4.285491
ProFund VP Short International	535.465	22,366	15,545	(14)	15,531	6,101	2.404288	5.970698
ProFund VP Short NASDAQ-100	6,603.868	199,067	120,322	1	120,323	205,296	0.516400	2.839517
ProFund VP Short Small-Cap	1,608.484	70,143	44,410	(4)	44,406	54,122	0.776486	4.918629
ProFund VP Small-Cap	33,229.936	1,134,389	1,323,216	98	1,323,314	62,524	12.530162	22.685814
ProFund VP Small-Cap Value	24,521.144	1,046,225	1,040,187	(2)	1,040,185	60,116	10.239674	18.320568
ProFund VP Telecommunications	22,239.732	745,180	717,231	-	717,231	67,940	9.247651	13.539196
ProFund VP U.S. Government Plus	38,826.913	1,221,914	1,186,162	(31)	1,186,131	57,029	11.751932	22.739314
ProFund VP UltraSmall-Cap	113,579.521	1,740,006	2,636,181	19	2,636,200	127,817	13.551086	32.805595
ProFund VP Utilities	70,989.903	3,040,554	2,652,893	(3)	2,652,890	148,071	12.591087	18.354050
TA Aegon High Yield Bond Initial Class	891,668.367	6,703,647	6,830,180	19	6,830,199	275,758	11.542461	26.087541
TA Aegon High Yield Bond Service Class	24,967.863	193,802	194,500	(4)	194,496	7,897	11.850740	24.981912
TA Aegon Sustainable Equity Income Initial Class	2,962,864.766	54,921,098	52,146,420	(44)	52,146,376	1,409,422	10.610488	41.363096
TA Aegon Sustainable Equity Income Service Class	38,707.488	704,631	682,413	14	682,427	22,860	10.976538	30.233468
TA Aegon U.S. Government Securities Initial Class	743,206.994	8,288,642	8,688,090	(11)	8,688,079	569,748	10.313143	16.212218
TA Aegon U.S. Government Securities Service Class	9,312.561	117,561	112,403	(3)	112,400	7,749	11.218329	14.610730
TA BlackRock Global Real Estate Securities Initial Class	1,921,024.069	22,901,651	20,535,747	(3)	20,535,744	556,617	11.403380	46.246783
TA BlackRock Global Real Estate Securities Service Class	38,527.229	460,236	438,825	3	438,828	14,663	11.736157	30.717402
TA BlackRock Government Money Market Initial Class	35,419,558.035	35,419,558	35,419,558	(178)	35,419,380	2,794,375	7.974946	15.776188
TA BlackRock Government Money Market Service Class	449,098.340	449,098	449,098	(6)	449,092	48,444	8.699836	9.718547
TA BlackRock iShares Edge 40 Initial Class	242,572.251	2,283,418	2,420,871	(4)	2,420,867	120,025	12.044876	21.264231
TA BlackRock iShares Edge 40 Service Class	2,862.671	24,227	28,369	9	28,378	1,369	12.462885	20.983644

See accompanying notes.	2

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock Tactical Allocation Service Class	284,351.294	$4,336,124	$4,754,354	$4	$4,754,358	337,738	$12.776961	$14.259094
TA International Growth Initial Class	3,888,092.919	32,472,475	38,258,834	10	38,258,844	1,774,600	14.714175	26.279067
TA International Growth Service Class	22,487.362	185,856	216,328	1	216,329	6,812	15.186816	32.073250
TA Janus Balanced Service Class	461,259.892	7,366,395	8,385,705	(27)	8,385,678	4,339,639	1.771601	15.233321
TA Janus Mid-Cap Growth Initial Class	2,861,183.623	87,932,475	123,832,027	(17)	123,832,010	1,336,474	19.291376	120.881590
TA Janus Mid-Cap Growth Service Class	18,047.348	544,983	740,663	(10)	740,653	16,673	19.094073	45.356335
TA JPMorgan Asset Allocation - Conservative Initial Class	3,860,362.070	40,154,989	43,622,091	(39)	43,622,052	2,097,319	12.984267	22.252074
TA JPMorgan Asset Allocation - Conservative Service Class	84,874.831	881,459	946,354	6	946,360	43,140	12.850891	22.620049
TA JPMorgan Asset Allocation - Growth Initial Class	6,153,752.318	65,831,634	87,321,745	72	87,321,817	2,962,522	15.773625	30.875785
TA JPMorgan Asset Allocation - Growth Service Class	204,485.575	2,065,133	2,868,933	14	2,868,947	82,629	16.313174	35.366329
TA JPMorgan Asset Allocation - Moderate Initial Class	7,092,026.699	80,189,787	90,990,703	52	90,990,755	3,872,601	13.135306	24.903761
TA JPMorgan Asset Allocation - Moderate Service Class	147,273.908	1,633,723	1,858,597	(3)	1,858,594	72,002	13.513409	26.197057
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	10,722,783.212	129,056,320	142,613,017	14	142,613,031	5,546,435	13.845723	27.159076
TA JPMorgan Asset Allocation - Moderate Growth Service Class	290,594.265	3,255,663	3,798,067	9	3,798,076	130,290	14.315361	29.687072
TA JPMorgan Core Bond Initial Class	2,705,428.519	35,417,393	36,929,099	(3)	36,929,096	1,218,985	10.881898	46.283523
TA JPMorgan Core Bond Service Class	24,494.135	342,070	358,839	(1)	358,838	22,080	11.370551	16.947547
TA JPMorgan Enhanced Index Initial Class	1,202,655.529	24,905,620	28,947,919	(2)	28,947,917	795,940	16.062039	38.223023
TA JPMorgan Enhanced Index Service Class	2,965.001	55,481	71,041	2	71,043	1,654	16.606534	43.208263
TA JPMorgan International Moderate Growth Initial Class	247,936.246	2,404,564	2,766,969	17	2,766,986	193,411	13.180082	14.703637
TA JPMorgan International Moderate Growth Service Class	1,987.590	19,185	21,943	(1)	21,942	1,569	13.089644	14.174091
TA JPMorgan Mid Cap Value Initial Class	686,549.693	11,562,599	10,737,637	7	10,737,644	277,433	11.294532	42.714999
TA JPMorgan Mid Cap Value Service Class	5,294.074	89,574	81,105	13	81,118	2,002	11.678057	40.827523
TA JPMorgan Tactical Allocation Initial Class	1,940,488.586	27,046,359	31,300,081	30	31,300,111	802,175	12.574819	45.611685
TA JPMorgan Tactical Allocation Service Class	23,012.453	338,142	391,902	10	391,912	21,001	12.447435	18.905430
TA Managed Risk - Balanced ETF Service Class	417,744.027	4,973,285	5,397,253	3	5,397,256	357,295	11.759988	15.509310
TA Managed Risk - Growth ETF Service Class	494,710.044	5,104,840	5,323,080	(7)	5,323,073	335,428	12.279178	16.323032
TA Morgan Stanley Capital Growth Initial Class	3,360,748.594	65,866,344	130,598,690	31	130,598,721	1,187,744	36.706132	118.099769
TA Morgan Stanley Capital Growth Service Class	37,070.304	709,431	1,383,464	(1)	1,383,463	13,237	37.974999	108.210380
TA Multi-Managed Balanced Initial Class	7,099,816.585	95,641,244	120,980,875	(9)	120,980,866	3,602,792	14.601989	34.726738
TA Multi-Managed Balanced Service Class	37,644.388	528,236	625,650	(2)	625,648	18,549	14.453766	34.602677
TA PIMCO Tactical - Balanced Service Class	199,659.126	2,355,684	2,449,817	7	2,449,824	1,756,855	1.278357	12.837899
TA PIMCO Tactical - Conservative Service Class	121,315.885	1,407,382	1,493,399	-	1,493,399	1,061,716	1.283973	13.300355
TA PIMCO Tactical - Growth Service Class	114,677.932	1,289,787	1,358,933	-	1,358,933	975,215	1.333026	13.918586
TA PIMCO Total Return Initial Class	2,350,343.666	27,225,689	28,392,151	(28)	28,392,123	1,595,410	10.758785	19.013121
TA PIMCO Total Return Service Class	13,724.209	156,183	164,142	(11)	164,131	10,128	11.450828	16.913886
TA QS Investors Active Asset Allocation - Conservative Service Class	88,844.289	929,590	990,614	-	990,614	73,592	11.629409	13.733816
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	125,099.292	1,399,116	1,348,570	-	1,348,570	98,872	11.084357	13.869887
TA Small/Mid Cap Value Initial Class	3,813,323.578	73,569,746	73,177,679	(13)	73,177,666	1,787,916	11.852022	43.157154
TA Small/Mid Cap Value Service Class	77,366.863	1,468,153	1,436,703	(8)	1,436,695	34,514	12.252577	42.430719
TA T. Rowe Price Small Cap Initial Class	2,232,534.271	33,323,028	42,239,548	(127)	42,239,421	846,616	16.598895	56.373959
TA T. Rowe Price Small Cap Service Class	22,661.577	312,681	396,804	17	396,821	6,283	17.059757	65.427170
TA WMC US Growth Initial Class	12,499,982.099	335,880,859	546,374,218	(5)	546,374,213	10,154,617	23.160392	56.783186

See accompanying notes.	3

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA WMC US Growth Service Class	62,482.919	$1,655,503	$2,646,152	$(4)	$2,646,148	46,644	$22.925842	$57.979736

See accompanying notes.	4

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Access VP High Yield Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2018:	$2,294,285	$20,353,701	$6,502,507	$3,109,690	$83,909

Investment Income:
Reinvested Dividends	114,015	48,362	127,741	-	890
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,533	320,158	100,192	50,768	848

Net Investment Income (Loss)	80,482	(271,796)	27,549	(50,768)	42

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,650,441	471,227	306,048	1,225
Realized Gain (Loss) on Investments	(14,431)	857,764	180,948	360,670	2,022

Net Realized Capital Gains (Losses) on Investments	(14,431)	3,508,205	652,175	666,718	3,247
Net Change in Unrealized Appreciation (Depreciation)	184,804	2,527,675	902,903	533,705	14,519

Net Gain (Loss) on Investment	170,373	6,035,880	1,555,078	1,200,423	17,766

Net Increase (Decrease) in Net Assets Resulting from Operations	250,855	5,764,084	1,582,627	1,149,655	17,808

Increase (Decrease) in Net Assets from Contract Transactions	(92,531)	(2,470,385)	(847,826)	(451,477)	(63,403)

Total Increase (Decrease) in Net Assets	158,324	3,293,699	734,801	698,178	(45,595)

Net Assets as of December 31, 2019:	$2,452,609	$23,647,400	$7,237,308	$3,807,868	$38,314

Investment Income:
Reinvested Dividends	122,454	19,455	103,024	-	627
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,846	349,379	89,457	59,703	547

Net Investment Income (Loss)	90,608	(329,924)	13,567	(59,703)	80

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	131,932	307,652	246,743	127
Realized Gain (Loss) on Investments	(28,846)	1,281,609	75,274	946,065	469

Net Realized Capital Gains (Losses) on Investments	(28,846)	1,413,541	382,926	1,192,808	596
Net Change in Unrealized Appreciation (Depreciation)	(97,183)	5,299,212	(119,893)	1,114,782	5,946

Net Gain (Loss) on Investment	(126,029)	6,712,753	263,033	2,307,590	6,542

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,421)	6,382,829	276,600	2,247,887	6,622

Increase (Decrease) in Net Assets from Contract Transactions	(125,545)	(2,207,175)	(681,536)	(992,834)	2,087

Total Increase (Decrease) in Net Assets	(160,966)	4,175,654	(404,936)	1,255,053	8,709

Net Assets as of December 31, 2020:	$2,291,643	$27,823,054	$6,832,372	$5,062,921	$47,023

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount

Net Assets as of December 31, 2018:	$1,084,323	$1,817,583	$4,947,056	$3,768,251	$5,732,716

Investment Income:
Reinvested Dividends	2,528	5,563	22,448	-	29,598
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,043	23,767	102,960	65,757	90,703

Net Investment Income (Loss)	(13,515)	(18,204)	(80,512)	(65,757)	(61,105)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	48,612	145,805	186,476	-
Realized Gain (Loss) on Investments	6,539	8,939	(21,683)	186,625	135,350

Net Realized Capital Gains (Losses) on Investments	6,539	57,551	124,122	373,101	135,350
Net Change in Unrealized Appreciation (Depreciation)	253,577	217,918	1,396,637	560,917	1,208,969

Net Gain (Loss) on Investment	260,116	275,469	1,520,759	934,018	1,344,319

Net Increase (Decrease) in Net Assets Resulting from Operations	246,601	257,265	1,440,247	868,261	1,283,214

Increase (Decrease) in Net Assets from Contract Transactions	22,426	(399,735)	2,536,080	(205,003)	519,833

Total Increase (Decrease) in Net Assets	269,027	(142,470)	3,976,327	663,258	1,803,047

Net Assets as of December 31, 2019:	$1,353,350	$1,675,113	$8,923,383	$4,431,509	$7,535,763

Investment Income:
Reinvested Dividends	13,281	9,861	7,452	-	38,947
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,733	20,959	126,881	65,957	94,318

Net Investment Income (Loss)	(4,452)	(11,098)	(119,429)	(65,957)	(55,371)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	121,072	118,696	412,645	1,396,257	-
Realized Gain (Loss) on Investments	87,528	(26,926)	167,030	228,754	76,929

Net Realized Capital Gains (Losses) on Investments	208,600	91,770	579,675	1,625,011	76,929
Net Change in Unrealized Appreciation (Depreciation)	186,757	122,379	691,666	(490,346)	1,418,105

Net Gain (Loss) on Investment	395,357	214,149	1,271,341	1,134,665	1,495,034

Net Increase (Decrease) in Net Assets Resulting from Operations	390,905	203,051	1,151,912	1,068,708	1,439,663

Increase (Decrease) in Net Assets from Contract Transactions	(379,544)	(266,275)	(656,650)	(445,059)	(1,123,768)

Total Increase (Decrease) in Net Assets	11,361	(63,224)	495,262	623,649	315,895

Net Assets as of December 31, 2020:	$1,364,711	$1,611,889	$9,418,645	$5,055,158	$7,851,658

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount

Net Assets as of December 31, 2018:	$787,387	$76,710	$2,938,039	$8,412,730	$1,636,543

Investment Income:
Reinvested Dividends	21,786	22	17,131	39,741	4,422
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,069	687	48,338	77,780	28,390

Net Investment Income (Loss)	7,717	(665)	(31,207)	(38,039)	(23,968)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	160,937	-	-
Realized Gain (Loss) on Investments	(1,085)	(4,025)	68,445	-	(81,295)

Net Realized Capital Gains (Losses) on Investments	(1,085)	(4,025)	229,382	-	(81,295)
Net Change in Unrealized Appreciation (Depreciation)	113,558	2,131	615,888	-	370,277

Net Gain (Loss) on Investment	112,473	(1,894)	845,270	-	288,982

Net Increase (Decrease) in Net Assets Resulting from Operations	120,190	(2,559)	814,063	(38,039)	265,014

Increase (Decrease) in Net Assets from Contract Transactions	(141,695)	(47,071)	(166,165)	(4,697,594)	(266,561)

Total Increase (Decrease) in Net Assets	(21,505)	(49,630)	647,898	(4,735,633)	(1,547)

Net Assets as of December 31, 2019:	$765,882	$27,080	$3,585,937	$3,677,097	$1,634,996

Investment Income:
Reinvested Dividends	16,119	106	18,892	2,068	6,534
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,884	433	42,057	100,860	22,611

Net Investment Income (Loss)	5,235	(327)	(23,165)	(98,792)	(16,077)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	205,385	-	-
Realized Gain (Loss) on Investments	(30,097)	77	22,775	-	(64,369)

Net Realized Capital Gains (Losses) on Investments	(30,097)	77	228,160	-	(64,369)
Net Change in Unrealized Appreciation (Depreciation)	(59,567)	1,672	(397,538)	-	106,767

Net Gain (Loss) on Investment	(89,664)	1,749	(169,378)	-	42,398

Net Increase (Decrease) in Net Assets Resulting from Operations	(84,429)	1,422	(192,543)	(98,792)	26,321

Increase (Decrease) in Net Assets from Contract Transactions	(111,884)	32,806	(541,426)	2,784,585	(233,761)

Total Increase (Decrease) in Net Assets	(196,313)	34,228	(733,969)	2,685,793	(207,440)

Net Assets as of December 31, 2020:	$569,569	$61,308	$2,851,968	$6,362,890	$1,427,556

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2018:	$398,071	$2,009,612	$8,782,067	$1,815,455	$2,394,273

Investment Income:
Reinvested Dividends	595	3,341	-	25,917	18,864
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,661	34,940	150,022	26,858	35,912

Net Investment Income (Loss)	(6,066)	(31,599)	(150,022)	(941)	(17,048)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	72,384	61,443	274,917
Realized Gain (Loss) on Investments	32,882	(264,463)	465,041	(70,622)	(51,400)

Net Realized Capital Gains (Losses) on Investments	32,882	(264,463)	537,425	(9,179)	223,517
Net Change in Unrealized Appreciation (Depreciation)	46,561	709,921	2,528,353	130,995	52,461

Net Gain (Loss) on Investment	79,443	445,458	3,065,778	121,816	275,978

Net Increase (Decrease) in Net Assets Resulting from Operations	73,377	413,859	2,915,756	120,875	258,930

Increase (Decrease) in Net Assets from Contract Transactions	165	(236,550)	(595,844)	(199,494)	(458,919)

Total Increase (Decrease) in Net Assets	73,542	177,309	2,319,912	(78,619)	(199,989)

Net Assets as of December 31, 2019:	$471,613	$2,186,921	$11,101,979	$1,736,836	$2,194,284

Investment Income:
Reinvested Dividends	1,191	22,736	-	26,612	3,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,274	33,518	192,396	15,233	40,477

Net Investment Income (Loss)	(5,083)	(10,782)	(192,396)	11,379	(37,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	701,983	961,099	11,768	-
Realized Gain (Loss) on Investments	11,643	(268,789)	1,194,693	(273,106)	(53,078)

Net Realized Capital Gains (Losses) on Investments	11,643	433,194	2,155,792	(261,338)	(53,078)
Net Change in Unrealized Appreciation (Depreciation)	49,273	(151,056)	2,647,106	(358,410)	438,040

Net Gain (Loss) on Investment	60,916	282,138	4,802,898	(619,748)	384,962

Net Increase (Decrease) in Net Assets Resulting from Operations	55,833	271,356	4,610,502	(608,369)	347,794

Increase (Decrease) in Net Assets from Contract Transactions	(58,510)	346,761	(45,251)	(6,254)	653,632

Total Increase (Decrease) in Net Assets	(2,677)	618,117	4,565,251	(614,623)	1,001,426

Net Assets as of December 31, 2020:	$468,936	$2,805,038	$15,667,230	$1,122,213	$3,195,710

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small- Cap Subaccount

Net Assets as of December 31, 2018:	$2,251,841	$137,950	$27,361	$266,845	$902,457

Investment Income:
Reinvested Dividends	960	689	158	290	873
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,252	1,876	356	3,025	10,336

Net Investment Income (Loss)	(33,292)	(1,187)	(198)	(2,735)	(9,463)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,351	772	-	77,531
Realized Gain (Loss) on Investments	(127,389)	(11,756)	(2,453)	(14,194)	(19,080)

Net Realized Capital Gains (Losses) on Investments	(127,389)	(405)	(1,681)	(14,194)	58,451
Net Change in Unrealized Appreciation (Depreciation)	1,047,498	(31,786)	(3,217)	(56,276)	(238,914)

Net Gain (Loss) on Investment	920,109	(32,191)	(4,898)	(70,470)	(180,463)

Net Increase (Decrease) in Net Assets Resulting from Operations	886,817	(33,378)	(5,096)	(73,205)	(189,926)

Increase (Decrease) in Net Assets from Contract Transactions	(501,034)	(5,256)	(2,800)	(21,035)	(49,975)

Total Increase (Decrease) in Net Assets	385,783	(38,634)	(7,896)	(94,240)	(239,901)

Net Assets as of December 31, 2019:	$2,637,624	$99,316	$19,465	$172,605	$662,556

Investment Income:
Reinvested Dividends	5,989	849	111	251	303
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,821	1,462	288	2,934	3,528

Net Investment Income (Loss)	(31,832)	(613)	(177)	(2,683)	(3,225)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	526,163	(37,101)	(1,614)	(87,289)	(23,756)

Net Realized Capital Gains (Losses) on Investments	526,163	(37,101)	(1,614)	(87,289)	(23,756)
Net Change in Unrealized Appreciation (Depreciation)	9,343	(3,180)	(2,057)	(27,835)	227,303

Net Gain (Loss) on Investment	535,506	(40,281)	(3,671)	(115,124)	203,547

Net Increase (Decrease) in Net Assets Resulting from Operations	503,674	(40,894)	(3,848)	(117,807)	200,322

Increase (Decrease) in Net Assets from Contract Transactions	(1,017,700)	(21,576)	(86)	65,525	(818,472)

Total Increase (Decrease) in Net Assets	(514,026)	(62,470)	(3,934)	(52,282)	(618,150)

Net Assets as of December 31, 2020:	$2,123,598	$36,846	$15,531	$120,323	$44,406

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount

Net Assets as of December 31, 2018:	$1,686,373	$654,407	$635,447	$1,117,866	$3,024,891

Investment Income:
Reinvested Dividends	-	-	28,121	8,101	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,848	14,496	12,972	13,515	52,469

Net Investment Income (Loss)	(27,848)	(14,496)	15,149	(5,414)	(52,469)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(67,857)	(10,657)	(72,532)	2,485	(146,467)

Net Realized Capital Gains (Losses) on Investments	(67,857)	(10,657)	(72,532)	2,485	(146,467)
Net Change in Unrealized Appreciation (Depreciation)	418,842	179,740	147,383	129,112	1,515,525

Net Gain (Loss) on Investment	350,985	169,083	74,851	131,597	1,369,058

Net Increase (Decrease) in Net Assets Resulting from Operations	323,137	154,587	90,000	126,183	1,316,589

Increase (Decrease) in Net Assets from Contract Transactions	(351,719)	487,081	63,446	(316,042)	(381,529)

Total Increase (Decrease) in Net Assets	(28,582)	641,668	153,446	(189,859)	935,060

Net Assets as of December 31, 2019:	$1,657,791	$1,296,075	$788,893	$928,007	$3,959,951

Investment Income:
Reinvested Dividends	605	202	5,893	488	2,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,094	11,954	10,779	17,397	34,149

Net Investment Income (Loss)	(18,489)	(11,752)	(4,886)	(16,909)	(31,349)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,100	93,154	-	76,670	332,205
Realized Gain (Loss) on Investments	(148,540)	(101,366)	(36,794)	206,589	(1,381,945)

Net Realized Capital Gains (Losses) on Investments	(110,440)	(8,212)	(36,794)	283,259	(1,049,740)
Net Change in Unrealized Appreciation (Depreciation)	163,124	(42,947)	41,222	(124,476)	1,249,413

Net Gain (Loss) on Investment	52,684	(51,159)	4,428	158,783	199,673

Net Increase (Decrease) in Net Assets Resulting from Operations	34,195	(62,911)	(458)	141,874	168,324

Increase (Decrease) in Net Assets from Contract Transactions	(368,672)	(192,979)	(71,204)	116,250	(1,492,075)

Total Increase (Decrease) in Net Assets	(334,477)	(255,890)	(71,662)	258,124	(1,323,751)

Net Assets as of December 31, 2020:	$1,323,314	$1,040,185	$717,231	$1,186,131	$2,636,200

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	ProFund VP Utilities Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2018:	$2,785,067	$7,542,109	$183,109	$56,235,350	$690,073

Investment Income:
Reinvested Dividends	46,693	474,927	11,277	1,475,170	17,182
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,720	110,056	2,520	835,988	10,485

Net Investment Income (Loss)	1,973	364,871	8,757	639,182	6,697

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	175,318	-	-	9,064,092	118,699
Realized Gain (Loss) on Investments	12,929	16,853	(331)	3,638,028	10,427

Net Realized Capital Gains (Losses) on Investments	188,247	16,853	(331)	12,702,120	129,126
Net Change in Unrealized Appreciation (Depreciation)	385,830	531,723	13,695	(1,418,482)	14,235

Net Gain (Loss) on Investment	574,077	548,576	13,364	11,283,638	143,361

Net Increase (Decrease) in Net Assets Resulting from Operations	576,050	913,447	22,121	11,922,820	150,058

Increase (Decrease) in Net Assets from Contract Transactions	(77,322)	(832,469)	(11,666)	(6,578,157)	(22,413)

Total Increase (Decrease) in Net Assets	498,728	80,978	10,455	5,344,663	127,645

Net Assets as of December 31, 2019:	$3,283,795	$7,623,087	$193,564	$61,580,013	$817,718

Investment Income:
Reinvested Dividends	43,910	422,277	10,828	1,477,528	17,202
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,882	92,882	2,365	685,520	8,265

Net Investment Income (Loss)	2,028	329,395	8,463	792,008	8,937

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	612,801	-	-	5,970,499	76,735
Realized Gain (Loss) on Investments	(54,807)	(346,809)	(1,146)	1,159,748	1,275

Net Realized Capital Gains (Losses) on Investments	557,994	(346,809)	(1,146)	7,130,247	78,010
Net Change in Unrealized Appreciation (Depreciation)	(694,244)	220,895	104	(13,586,681)	(150,363)

Net Gain (Loss) on Investment	(136,250)	(125,914)	(1,042)	(6,456,434)	(72,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	(134,222)	203,481	7,421	(5,664,426)	(63,416)

Increase (Decrease) in Net Assets from Contract Transactions	(496,683)	(996,369)	(6,489)	(3,769,211)	(71,875)

Total Increase (Decrease) in Net Assets	(630,905)	(792,888)	932	(9,433,637)	(135,291)

Net Assets as of December 31, 2020:	$2,652,890	$6,830,199	$194,496	$52,146,376	$682,427

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2018:	$6,513,856	$110,277	$20,748,332	$417,545	$33,106,532

Investment Income:
Reinvested Dividends	134,030	1,995	207,444	2,720	541,924
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,173	1,494	325,908	6,334	386,354

Net Investment Income (Loss)	36,857	501	(118,464)	(3,614)	155,570
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	(206,309)	(98)	311,373	5,084	-

Net Realized Capital Gains (Losses) on Investments	(206,309)	(98)	311,373	5,084	-
Net Change in Unrealized Appreciation (Depreciation)	489,875	5,071	4,516,415	91,835	-

Net Gain (Loss) on Investment	283,566	4,973	4,827,788	96,919	-

Net Increase (Decrease) in Net Assets Resulting from Operations	320,423	5,474	4,709,324	93,305	155,570

Increase (Decrease) in Net Assets from Contract Transactions	(10,027)	(6,618)	(2,323,326)	(38,502)	(7,737,859)

Total Increase (Decrease) in Net Assets	310,396	(1,144)	2,385,998	54,803	(7,582,289)

Net Assets as of December 31, 2019:	$6,824,252	$109,133	$23,134,330	$472,348	$25,524,243

Investment Income:
Reinvested Dividends	149,094	1,601	2,416,052	46,324	77,950
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118,554	1,429	278,112	5,656	456,542

Net Investment Income (Loss)	30,540	172	2,137,940	40,668	(378,592)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,911	132	1,433,566	28,108	-
Realized Gain (Loss) on Investments	(42,872)	68	(400,025)	658	-

Net Realized Capital Gains (Losses) on Investments	(31,961)	200	1,033,541	28,766	-
Net Change in Unrealized Appreciation (Depreciation)	528,845	7,192	(3,679,172)	(82,197)	-

Net Gain (Loss) on Investment	496,884	7,392	(2,645,631)	(53,431)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	527,424	7,564	(507,691)	(12,763)	(378,592)

Increase (Decrease) in Net Assets from Contract Transactions	1,336,403	(4,297)	(2,090,895)	(20,757)	10,273,729

Total Increase (Decrease) in Net Assets	1,863,827	3,267	(2,598,586)	(33,520)	9,895,137

Net Assets as of December 31, 2020:	$8,688,079	$112,400	$20,535,744	$438,828	$35,419,380

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA International Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$363,495	$2,439,913	$39,065	$4,169,855	$30,490,491

Investment Income:
Reinvested Dividends	6,107	55,734	787	99,500	542,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,224	36,418	526	62,261	475,988

Net Investment Income (Loss)	883	19,316	261	37,239	66,911

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	329,683	5,279	210,039	5,451,076
Realized Gain (Loss) on Investments	-	60,714	341	(31,003)	757,496

Net Realized Capital Gains (Losses) on Investments	-	390,397	5,620	179,036	6,208,572
Net Change in Unrealized Appreciation (Depreciation)	-	(89,516)	(794)	410,840	1,283,732

Net Gain (Loss) on Investment	-	300,881	4,826	589,876	7,492,304

Net Increase (Decrease) in Net Assets Resulting from Operations	883	320,197	5,087	627,115	7,559,215

Increase (Decrease) in Net Assets from Contract Transactions	2,946	(328,893)	(4,549)	(345,498)	(3,065,454)

Total Increase (Decrease) in Net Assets	3,829	(8,696)	538	281,617	4,493,761

Net Assets as of December 31, 2019:	$367,324	$2,431,217	$39,603	$4,451,472	$34,984,252

Investment Income:
Reinvested Dividends	912	57,616	629	72,067	740,309
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,906	34,304	410	60,067	467,914

Net Investment Income (Loss)	(4,994)	23,312	219	12,000	272,395

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	16,370	199	229,236	-
Realized Gain (Loss) on Investments	-	28,885	1,779	(8,871)	490,485

Net Realized Capital Gains (Losses) on Investments	-	45,255	1,978	220,365	490,485
Net Change in Unrealized Appreciation (Depreciation)	-	113,613	(415)	228,242	5,300,692

Net Gain (Loss) on Investment	-	158,868	1,563	448,607	5,791,177

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,994)	182,180	1,782	460,607	6,063,572

Increase (Decrease) in Net Assets from Contract Transactions	86,762	(192,530)	(13,007)	(157,721)	(2,788,980)

Total Increase (Decrease) in Net Assets	81,768	(10,350)	(11,225)	302,886	3,274,592

Net Assets as of December 31, 2020:	$449,092	$2,420,867	$28,378	$4,754,358	$38,258,844

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA International Growth Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2018:	$286,749	$3,939,432	$93,909,969	$523,331	$41,678,665

Investment Income:
Reinvested Dividends	3,705	69,586	80,236	-	1,125,313
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,084	70,916	1,472,791	8,430	631,778

Net Investment Income (Loss)	(379)	(1,330)	(1,392,555)	(8,430)	493,535

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,393	227,450	5,858,112	34,897	1,595,093
Realized Gain (Loss) on Investments	13,244	102,499	4,343,873	9,081	(220,637)

Net Realized Capital Gains (Losses) on Investments	58,637	329,949	10,201,985	43,978	1,374,456
Net Change in Unrealized Appreciation (Depreciation)	7,909	587,575	22,933,864	139,877	3,072,909

Net Gain (Loss) on Investment	66,546	917,524	33,135,849	183,855	4,447,365

Net Increase (Decrease) in Net Assets Resulting from Operations	66,167	916,194	31,743,294	175,425	4,940,900

Increase (Decrease) in Net Assets from Contract Transactions	(74,944)	1,754,505	(10,267,883)	(20,958)	(3,576,688)

Total Increase (Decrease) in Net Assets	(8,777)	2,670,699	21,475,411	154,467	1,364,212

Net Assets as of December 31, 2019:	$277,972	$6,610,131	$115,385,380	$677,798	$43,042,877

Investment Income:
Reinvested Dividends	3,721	111,547	243,772	244	1,059,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,596	98,908	1,425,344	8,449	620,893

Net Investment Income (Loss)	1,125	12,639	(1,181,572)	(8,205)	438,487

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	307,914	8,729,934	52,742	1,046,123
Realized Gain (Loss) on Investments	(3,092)	343,203	4,048,173	5,983	(231,937)

Net Realized Capital Gains (Losses) on Investments	(3,092)	651,117	12,778,107	58,725	814,186
Net Change in Unrealized Appreciation (Depreciation)	34,136	224,830	6,527,490	49,721	2,826,389

Net Gain (Loss) on Investment	31,044	875,947	19,305,597	108,446	3,640,575

Net Increase (Decrease) in Net Assets Resulting from Operations	32,169	888,586	18,124,025	100,241	4,079,062

Increase (Decrease) in Net Assets from Contract Transactions	(93,812)	886,961	(9,677,395)	(37,386)	(3,499,887)

Total Increase (Decrease) in Net Assets	(61,643)	1,775,547	8,446,630	62,855	579,175

Net Assets as of December 31, 2020:	$216,329	$8,385,678	$123,832,010	$740,653	$43,622,052

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount

Net Assets as of December 31, 2018:	$806,285	$66,492,509	$2,108,669	$87,770,549	$2,019,594

Investment Income:
Reinvested Dividends	17,844	1,271,634	33,863	1,937,350	41,121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,033	1,047,758	30,914	1,285,547	28,837

Net Investment Income (Loss)	6,811	223,876	2,949	651,803	12,284

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,196	6,731,275	211,962	5,020,985	120,130
Realized Gain (Loss) on Investments	5,726	2,767,354	59,769	2,310,231	53,352

Net Realized Capital Gains (Losses) on Investments	33,922	9,498,629	271,731	7,331,216	173,482
Net Change in Unrealized Appreciation (Depreciation)	49,981	5,942,045	220,014	4,312,527	100,397

Net Gain (Loss) on Investment	83,903	15,440,674	491,745	11,643,743	273,879

Net Increase (Decrease) in Net Assets Resulting from Operations	90,714	15,664,550	494,694	12,295,546	286,163

Increase (Decrease) in Net Assets from Contract Transactions	55,672	(4,275,890)	(131,363)	(8,620,199)	(264,305)

Total Increase (Decrease) in Net Assets	146,386	11,388,660	363,331	3,675,347	21,858

Net Assets as of December 31, 2019:	$952,671	$77,881,169	$2,472,000	$91,445,896	$2,041,452

Investment Income:
Reinvested Dividends	20,781	1,225,870	35,020	1,849,835	33,720
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,747	1,046,481	31,689	1,237,066	23,872

Net Investment Income (Loss)	8,034	179,389	3,331	612,769	9,848

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,785	5,753,258	190,522	2,550,752	51,979
Realized Gain (Loss) on Investments	1,317	3,585,139	57,370	1,904,445	48,834

Net Realized Capital Gains (Losses) on Investments	24,102	9,338,397	247,892	4,455,197	100,813
Net Change in Unrealized Appreciation (Depreciation)	53,077	6,436,427	275,043	3,542,634	60,427

Net Gain (Loss) on Investment	77,179	15,774,824	522,935	7,997,831	161,240

Net Increase (Decrease) in Net Assets Resulting from Operations	85,213	15,954,213	526,266	8,610,600	171,088

Increase (Decrease) in Net Assets from Contract Transactions	(91,524)	(6,513,565)	(129,319)	(9,065,741)	(353,946)

Total Increase (Decrease) in Net Assets	(6,311)	9,440,648	396,947	(455,141)	(182,858)

Net Assets as of December 31, 2020:	$946,360	$87,321,817	$2,868,947	$90,990,755	$1,858,594

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Core Bond Initial Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2018:	$123,566,431	$3,165,751	$35,931,674	$381,221	$19,684,447

Investment Income:
Reinvested Dividends	2,856,397	66,697	872,803	8,283	265,236
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,851,872	45,866	485,406	5,651	352,016

Net Investment Income (Loss)	1,004,525	20,831	387,397	2,632	(86,780)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,994,910	293,647	-	-	2,606,435
Realized Gain (Loss) on Investments	1,846,905	54,662	129,991	5,199	476,884

Net Realized Capital Gains (Losses) on Investments	12,841,815	348,309	129,991	5,199	3,083,319
Net Change in Unrealized Appreciation (Depreciation)	7,918,761	198,577	1,868,048	17,395	2,618,879

Net Gain (Loss) on Investment	20,760,576	546,886	1,998,039	22,594	5,702,198

Net Increase (Decrease) in Net Assets Resulting from Operations	21,765,101	567,717	2,385,436	25,226	5,615,418

Increase (Decrease) in Net Assets from Contract Transactions	(10,418,324)	(199,527)	(5,549,844)	(46,034)	(678,332)

Total Increase (Decrease) in Net Assets	11,346,777	368,190	(3,164,408)	(20,808)	4,937,086

Net Assets as of December 31, 2019:	$134,913,208	$3,533,941	$32,767,266	$360,413	$24,621,533

Investment Income:
Reinvested Dividends	2,597,605	62,009	1,359,374	11,773	358,293
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,819,171	45,637	506,376	5,068	382,368

Net Investment Income (Loss)	778,434	16,372	852,998	6,705	(24,075)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,552,167	179,297	95,563	880	1,978,764
Realized Gain (Loss) on Investments	849,860	31,209	405,812	3,188	505,018

Net Realized Capital Gains (Losses) on Investments	7,402,027	210,506	501,375	4,068	2,483,782
Net Change in Unrealized Appreciation (Depreciation)	8,353,953	207,975	744,498	7,389	1,835,381

Net Gain (Loss) on Investment	15,755,980	418,481	1,245,873	11,457	4,319,163

Net Increase (Decrease) in Net Assets Resulting from Operations	16,534,414	434,853	2,098,871	18,162	4,295,088

Increase (Decrease) in Net Assets from Contract Transactions	(8,834,591)	(170,718)	2,062,959	(19,737)	31,296

Total Increase (Decrease) in Net Assets	7,699,823	264,135	4,161,830	(1,575)	4,326,384

Net Assets as of December 31, 2020:	$142,613,031	$3,798,076	$36,929,096	$358,838	$28,947,917

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2018:	$98,279	$2,749,763	$16,921	$10,944,615	$65,927

Investment Income:
Reinvested Dividends	1,009	62,439	388	161,338	887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,414	38,275	249	164,461	976

Net Investment Income (Loss)	(405)	24,164	139	(3,123)	(89)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,458	219,330	1,559	1,044,463	7,008
Realized Gain (Loss) on Investments	5,411	71,080	(32)	232,515	(134)

Net Realized Capital Gains (Losses) on Investments	17,869	290,410	1,527	1,276,978	6,874
Net Change in Unrealized Appreciation (Depreciation)	9,448	94,501	1,110	1,287,157	9,247

Net Gain (Loss) on Investment	27,317	384,911	2,637	2,564,135	16,121

Net Increase (Decrease) in Net Assets Resulting from Operations	26,912	409,075	2,776	2,561,012	16,032

Increase (Decrease) in Net Assets from Contract Transactions	(13,885)	(382,102)	179	(1,561,123)	(566)

Total Increase (Decrease) in Net Assets	13,027	26,973	2,955	999,889	15,466

Net Assets as of December 31, 2019:	$111,306	$2,776,736	$19,876	$11,944,504	$81,393

Investment Income:
Reinvested Dividends	1,013	67,060	483	125,590	726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,085	35,270	253	140,160	901

Net Investment Income (Loss)	(72)	31,790	230	(14,570)	(175)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,504	225	2	377,672	2,747
Realized Gain (Loss) on Investments	14,128	5,886	(135)	(187,093)	(355)

Net Realized Capital Gains (Losses) on Investments	20,632	6,111	(133)	190,579	2,392
Net Change in Unrealized Appreciation (Depreciation)	(8,962)	258,310	2,496	(364,098)	(2,440)

Net Gain (Loss) on Investment	11,670	264,421	2,363	(173,519)	(48)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,598	296,211	2,593	(188,089)	(223)

Increase (Decrease) in Net Assets from Contract Transactions	(51,861)	(305,961)	(527)	(1,018,771)	(52)

Total Increase (Decrease) in Net Assets	(40,263)	(9,750)	2,066	(1,206,860)	(275)

Net Assets as of December 31, 2020:	$71,043	$2,766,986	$21,942	$10,737,644	$81,118

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount	TA Managed Risk - Growth ETF Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2018:	$30,598,668	$390,873	$5,089,391	$5,240,391	$42,744,790

Investment Income:
Reinvested Dividends	749,402	8,181	111,508	101,114	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	428,031	5,216	81,593	82,571	755,230

Net Investment Income (Loss)	321,371	2,965	29,915	18,543	(755,230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	398,221	4,882	148,544	503,034	4,021,115
Realized Gain (Loss) on Investments	435,295	4,689	20,826	(16,104)	2,487,090

Net Realized Capital Gains (Losses) on Investments	833,516	9,571	169,370	486,930	6,508,205
Net Change in Unrealized Appreciation (Depreciation)	1,972,067	26,529	526,980	440,089	5,219,377

Net Gain (Loss) on Investment	2,805,583	36,100	696,350	927,019	11,727,582

Net Increase (Decrease) in Net Assets Resulting from Operations	3,126,954	39,065	726,265	945,562	10,972,352

Increase (Decrease) in Net Assets from Contract Transactions	(3,158,562)	(36,044)	(15,585)	235,453	21,310,053

Total Increase (Decrease) in Net Assets	(31,608)	3,021	710,680	1,181,015	32,282,405

Net Assets as of December 31, 2019:	$30,567,060	$393,894	$5,800,071	$6,421,406	$75,027,195

Investment Income:
Reinvested Dividends	720,100	7,704	112,456	113,078	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	416,855	4,977	78,484	79,492	1,458,856

Net Investment Income (Loss)	303,245	2,727	33,972	33,586	(1,458,856)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	736,872	8,812	69,157	152,039	4,155,703
Realized Gain (Loss) on Investments	530,878	6,302	40,529	67,703	16,353,972

Net Realized Capital Gains (Losses) on Investments	1,267,750	15,114	109,686	219,742	20,509,675
Net Change in Unrealized Appreciation (Depreciation)	1,521,021	18,677	(20,306)	(154,080)	60,006,790

Net Gain (Loss) on Investment	2,788,771	33,791	89,380	65,662	80,516,465

Net Increase (Decrease) in Net Assets Resulting from Operations	3,092,016	36,518	123,352	99,248	79,057,609

Increase (Decrease) in Net Assets from Contract Transactions	(2,358,965)	(38,500)	(526,167)	(1,197,581)	(23,486,083)

Total Increase (Decrease) in Net Assets	733,051	(1,982)	(402,815)	(1,098,333)	55,571,526

Net Assets as of December 31, 2020:	$31,300,111	$391,912	$5,397,256	$5,323,073	$130,598,721

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount

Net Assets as of December 31, 2018:	$412,629	$101,001,645	$512,004	$1,232,596	$866,477

Investment Income:
Reinvested Dividends	-	1,773,577	8,030	2,130	1,716
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,376	1,465,029	7,404	17,492	22,297

Net Investment Income (Loss)	(7,376)	308,548	626	(15,362)	(20,581)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,854	6,724,467	35,851	-	-
Realized Gain (Loss) on Investments	3,848	2,809,413	26,866	4,235	(740)

Net Realized Capital Gains (Losses) on Investments	45,702	9,533,880	62,717	4,235	(740)
Net Change in Unrealized Appreciation (Depreciation)	65,836	9,772,407	37,666	227,591	252,566

Net Gain (Loss) on Investment	111,538	19,306,287	100,383	231,826	251,826

Net Increase (Decrease) in Net Assets Resulting from Operations	104,162	19,614,835	101,009	216,464	231,245

Increase (Decrease) in Net Assets from Contract Transactions	218,796	(7,752,747)	(43,763)	(49,430)	669,905

Total Increase (Decrease) in Net Assets	322,958	11,862,088	57,246	167,034	901,150

Net Assets as of December 31, 2019:	$735,587	$112,863,733	$569,250	$1,399,630	$1,767,627

Investment Income:
Reinvested Dividends	-	1,762,707	8,184	63,806	25,518
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,766	1,531,334	7,781	23,829	23,442

Net Investment Income (Loss)	(14,766)	231,373	403	39,977	2,076

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,868	4,522,268	24,734	124,434	118,389
Realized Gain (Loss) on Investments	68,713	2,944,438	20,050	11,194	75,558

Net Realized Capital Gains (Losses) on Investments	111,581	7,466,706	44,784	135,628	193,947
Net Change in Unrealized Appreciation (Depreciation)	682,744	7,481,398	30,735	(14,221)	(63,919)

Net Gain (Loss) on Investment	794,325	14,948,104	75,519	121,407	130,028

Net Increase (Decrease) in Net Assets Resulting from Operations	779,559	15,179,477	75,922	161,384	132,104

Increase (Decrease) in Net Assets from Contract Transactions	(131,683)	(7,062,344)	(19,524)	888,810	(406,332)

Total Increase (Decrease) in Net Assets	647,876	8,117,133	56,398	1,050,194	(274,228)

Net Assets as of December 31, 2020:	$1,383,463	$120,980,866	$625,648	$2,449,824	$1,493,399

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA PIMCO Tactical - Growth Service Class Subaccount	TA PIMCO Total Return Initial Class Subaccount	TA PIMCO Total Return Service Class Subaccount	TA QS Investors Active Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2018:	$454,824	$31,411,079	$218,909	$672,854

Investment Income:
Reinvested Dividends	-	789,909	5,019	12,518
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,451	461,628	3,224	9,547

Net Investment Income (Loss)	(6,451)	328,281	1,795	2,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	47,398
Realized Gain (Loss) on Investments	(3,795)	317,949	(316)	3,802

Net Realized Capital Gains (Losses) on Investments	(3,795)	317,949	(316)	51,200
Net Change in Unrealized Appreciation (Depreciation)	93,574	1,440,399	12,703	5,669

Net Gain (Loss) on Investment	89,779	1,758,348	12,387	56,869

Net Increase (Decrease) in Net Assets Resulting from Operations	83,328	2,086,629	14,182	59,840

Increase (Decrease) in Net Assets from Contract Transactions	(76,631)	(2,673,338)	(6,946)	(108,796)

Total Increase (Decrease) in Net Assets	6,697	(586,709)	7,236	(48,956)

Net Assets as of December 31, 2019:	$461,521	$30,824,370	$226,145	$623,898

Investment Income:
Reinvested Dividends	16,473	1,125,714	7,897	18,434
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,043	411,818	2,842	13,219

Net Investment Income (Loss)	7,430	713,896	5,055	5,215

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,883	116,268	866	13,611
Realized Gain (Loss) on Investments	4,684	541,613	2,254	29,131

Net Realized Capital Gains (Losses) on Investments	39,567	657,881	3,120	42,742
Net Change in Unrealized Appreciation (Depreciation)	39,974	284,974	3,429	57,291

Net Gain (Loss) on Investment	79,541	942,855	6,549	100,033

Net Increase (Decrease) in Net Assets Resulting from Operations	86,971	1,656,751	11,604	105,248

Increase (Decrease) in Net Assets from Contract Transactions	810,441	(4,088,998)	(73,618)	261,468

Total Increase (Decrease) in Net Assets	897,412	(2,432,247)	(62,014)	366,716

Net Assets as of December 31, 2020:	$1,358,933	$28,392,123	$164,131	$990,614

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA QS Investors Active Asset Allocation - Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2018:	$1,376,464	$69,417,170	$1,275,378	$31,597,222

Investment Income:
Reinvested Dividends	24,032	729,587	10,793	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,246	1,062,555	19,556	525,824

Net Investment Income (Loss)	3,786	(332,968)	(8,763)	(525,824)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	95,338	5,811,432	114,803	3,721,930
Realized Gain (Loss) on Investments	(2,391)	(928,999)	(4,030)	608,327

Net Realized Capital Gains (Losses) on Investments	92,947	4,882,433	110,773	4,330,257
Net Change in Unrealized Appreciation (Depreciation)	36,231	11,071,345	190,705	5,573,973

Net Gain (Loss) on Investment	129,178	15,953,778	301,478	9,904,230

Net Increase (Decrease) in Net Assets Resulting from Operations	132,964	15,620,810	292,715	9,378,406

Increase (Decrease) in Net Assets from Contract Transactions	(29,945)	(8,239,585)	(56,982)	(3,155,220)

Total Increase (Decrease) in Net Assets	103,019	7,381,225	235,733	6,223,186

Net Assets as of December 31, 2019:	$1,479,483	$76,798,395	$1,511,111	$37,820,408

Investment Income:
Reinvested Dividends	24,749	729,074	12,298	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,108	875,921	16,694	512,878

Net Investment Income (Loss)	5,641	(146,847)	(4,396)	(512,878)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,193	2,540,407	53,542	2,396,060
Realized Gain (Loss) on Investments	(17,454)	(2,551,100)	(24,007)	488,110

Net Realized Capital Gains (Losses) on Investments	9,739	(10,693)	29,535	2,884,170
Net Change in Unrealized Appreciation (Depreciation)	(67,669)	1,217,520	7,020	4,807,393

Net Gain (Loss) on Investment	(57,930)	1,206,827	36,555	7,691,563

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,289)	1,059,980	32,159	7,178,685

Increase (Decrease) in Net Assets from Contract Transactions	(78,624)	(4,680,709)	(106,575)	(2,759,672)

Total Increase (Decrease) in Net Assets	(130,913)	(3,620,729)	(74,416)	4,419,013

Net Assets as of December 31, 2020:	$1,348,570	$73,177,666	$1,436,695	$42,239,421

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

WRL Series Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$268,893	$343,844,277	$1,433,014

Investment Income:
Reinvested Dividends	-	515,305	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,737	5,301,672	23,393

Net Investment Income (Loss)	(4,737)	(4,786,367)	(23,393)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,848	33,557,592	148,338
Realized Gain (Loss) on Investments	3,605	12,121,971	45,117

Net Realized Capital Gains (Losses) on Investments	40,453	45,679,563	193,455
Net Change in Unrealized Appreciation (Depreciation)	47,544	85,905,608	371,619

Net Gain (Loss) on Investment	87,997	131,585,171	565,074

Net Increase (Decrease) in Net Assets Resulting from Operations	83,260	126,798,804	541,681

Increase (Decrease) in Net Assets from Contract Transactions	29,749	(24,299,347)	45,898

Total Increase (Decrease) in Net Assets	113,009	102,499,457	587,579

Net Assets as of December 31, 2019:	$381,902	$446,343,734	$2,020,593

Investment Income:
Reinvested Dividends	-	496,787	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,769	6,199,571	29,424

Net Investment Income (Loss)	(4,769)	(5,702,784)	(29,424)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,966	36,166,820	175,658
Realized Gain (Loss) on Investments	8,271	20,734,986	27,940

Net Realized Capital Gains (Losses) on Investments	32,237	56,901,806	203,598
Net Change in Unrealized Appreciation (Depreciation)	37,989	95,218,727	503,522

Net Gain (Loss) on Investment	70,226	152,120,533	707,120

Net Increase (Decrease) in Net Assets Resulting from Operations	65,457	146,417,749	677,696

Increase (Decrease) in Net Assets from Contract Transactions	(50,538)	(46,387,270)	(52,141)

Total Increase (Decrease) in Net Assets	14,919	100,030,479	625,555

Net Assets as of December 31, 2020:	$396,821	$546,374,213	$2,646,148

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

1.  Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC). The Separate Account was formerly a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC). Effective October 1, 2020, TPLIC merged into TLIC. The merger did not affect the assets or liabilities of the Separate Account. TLIC is an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Access One Trust	Access One Trust
Access VP High Yield	Access VP High Yield
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Initial Class	Transamerica JPMorgan Core Bond VP Initial Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA International Growth Service Class	TA Greystone International Growth Service Class

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales

Access VP High Yield	$408,611	$443,546
Fidelity® VIP Contrafund® Service Class 2	858,478	3,263,430
Fidelity® VIP Equity-Income Service Class 2	414,548	774,841
Fidelity® VIP Growth Opportunities Service Class 2	458,232	1,264,029
Fidelity® VIP Index 500 Service Class 2	3,556	1,277
ProFund VP Asia 30	474,329	737,265
ProFund VP Basic Materials	210,328	369,009
ProFund VP Bull	1,887,496	2,250,924
ProFund VP Consumer Services	1,853,577	968,329
ProFund VP Emerging Markets	1,155,169	2,334,304
ProFund VP Europe 30	60,434	167,085
ProFund VP Falling U.S. Dollar	83,383	50,902
ProFund VP Financials	453,143	812,350
ProFund VP Government Money Market	12,375,725	9,689,938
ProFund VP International	136,741	386,580
ProFund VP Japan	30,090	93,693
ProFund VP Mid-Cap	1,521,517	483,556
ProFund VP NASDAQ-100	5,366,027	4,642,579
ProFund VP Oil & Gas	279,944	263,047
ProFund VP Pharmaceuticals	1,128,743	512,282
ProFund VP Precious Metals	399,483	1,449,015
ProFund VP Short Emerging Markets	224,750	246,941
ProFund VP Short International	133,624	133,890
ProFund VP Short NASDAQ-100	638,386	575,544
ProFund VP Short Small-Cap	2,007,642	2,829,342
ProFund VP Small-Cap	346,274	695,347
ProFund VP Small-Cap Value	378,144	489,719
ProFund VP Telecommunications	48,962	125,051
ProFund VP U.S. Government Plus	950,759	774,743
ProFund VP UltraSmall-Cap	1,731,507	2,922,731
ProFund VP Utilities	817,351	699,202
TA Aegon High Yield Bond Initial Class	2,514,569	3,181,542
TA Aegon High Yield Bond Service Class	25,127	23,153
TA Aegon Sustainable Equity Income Initial Class	9,825,906	6,832,604
TA Aegon Sustainable Equity Income Service Class	108,995	95,196
TA Aegon U.S. Government Securities Initial Class	3,648,287	2,270,435

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon U.S. Government Securities Service Class	$8,904	$12,895
TA BlackRock Global Real Estate Securities Initial Class	4,507,680	3,027,066
TA BlackRock Global Real Estate Securities Service Class	79,826	31,807
TA BlackRock Government Money Market Initial Class	30,563,760	20,668,575
TA BlackRock Government Money Market Service Class	161,608	79,839
TA BlackRock iShares Edge 40 Initial Class	274,173	427,020
TA BlackRock iShares Edge 40 Service Class	829	13,418
TA BlackRock Tactical Allocation Service Class	909,160	825,644
TA International Growth Initial Class	1,840,834	4,357,425
TA International Growth Service Class	7,989	100,676
TA Janus Balanced Service Class	2,867,465	1,659,942
TA Janus Mid-Cap Growth Initial Class	12,067,591	14,196,631
TA Janus Mid-Cap Growth Service Class	59,358	52,206
TA JPMorgan Asset Allocation - Conservative Initial Class	8,958,882	10,974,157
TA JPMorgan Asset Allocation - Conservative Service Class	65,878	126,583
TA JPMorgan Asset Allocation - Growth Initial Class	11,690,810	12,271,732
TA JPMorgan Asset Allocation - Growth Service Class	235,340	170,810
TA JPMorgan Asset Allocation - Moderate Initial Class	8,484,494	14,386,749
TA JPMorgan Asset Allocation - Moderate Service Class	95,918	388,036
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	15,689,401	17,193,364
TA JPMorgan Asset Allocation - Moderate Growth Service Class	296,667	271,717
TA JPMorgan Core Bond Initial Class	12,040,781	9,029,264
TA JPMorgan Core Bond Service Class	50,354	62,505
TA JPMorgan Enhanced Index Initial Class	5,654,464	3,668,481
TA JPMorgan Enhanced Index Service Class	8,164	53,593
TA JPMorgan International Moderate Growth Initial Class	324,515	598,462
TA JPMorgan International Moderate Growth Service Class	1,419	1,715
TA JPMorgan Mid Cap Value Initial Class	515,038	1,170,710
TA JPMorgan Mid Cap Value Service Class	3,474	953
TA JPMorgan Tactical Allocation Initial Class	2,774,384	4,093,233
TA JPMorgan Tactical Allocation Service Class	33,652	60,613
TA Managed Risk - Balanced ETF Service Class	343,633	766,671
TA Managed Risk - Growth ETF Service Class	1,221,400	2,233,353
TA Morgan Stanley Capital Growth Initial Class	12,754,672	33,543,926
TA Morgan Stanley Capital Growth Service Class	68,449	172,030
TA Multi-Managed Balanced Initial Class	9,663,857	11,972,580

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi-Managed Balanced Service Class	$103,816	$98,204
TA PIMCO Tactical - Balanced Service Class	1,242,484	189,265
TA PIMCO Tactical - Conservative Service Class	823,937	1,109,799
TA PIMCO Tactical - Growth Service Class	965,819	113,063
TA PIMCO Total Return Initial Class	7,030,202	10,289,034
TA PIMCO Total Return Service Class	8,816	76,512
TA QS Investors Active Asset Allocation - Conservative Service Class	768,778	488,484
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	115,748	161,538
TA Small/Mid Cap Value Initial Class	7,429,317	9,716,465
TA Small/Mid Cap Value Service Class	91,234	148,662
TA T. Rowe Price Small Cap Initial Class	5,492,740	6,369,202
TA T. Rowe Price Small Cap Service Class	28,536	59,880
TA WMC US Growth Initial Class	43,298,571	59,221,870
TA WMC US Growth Service Class	247,196	153,105

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Access VP High Yield	16,548	(23,310)	(6,762)	43,166	(48,214)	(5,048)
Fidelity® VIP Contrafund® Service Class 2	22,214	(86,604)	(64,390)	16,307	(102,672)	(86,365)
Fidelity® VIP Equity-Income Service Class 2	213	(29,380)	(29,167)	10,093	(45,108)	(35,015)
Fidelity® VIP Growth Opportunities Service Class 2	5,466	(32,304)	(26,838)	3,502	(20,498)	(16,996)
Fidelity® VIP Index 500 Service Class 2	95	(27)	68	109	(2,518)	(2,409)
ProFund VP Asia 30	32,718	(65,583)	(32,865)	68,657	(68,287)	370
ProFund VP Basic Materials	7,108	(28,236)	(21,128)	18,761	(52,581)	(33,820)
ProFund VP Bull	70,682	(101,223)	(30,541)	226,113	(108,930)	117,183
ProFund VP Consumer Services	14,884	(29,969)	(15,085)	18,401	(26,060)	(7,659)
ProFund VP Emerging Markets	128,200	(274,377)	(146,177)	290,689	(229,939)	60,750
ProFund VP Europe 30	3,401	(16,025)	(12,624)	13,543	(27,376)	(13,833)
ProFund VP Falling U.S. Dollar	13,744	(8,385)	5,359	3,662	(11,713)	(8,051)
ProFund VP Financials	24,432	(80,307)	(55,875)	13,320	(31,782)	(18,462)
ProFund VP Government Money Market	1,383,592	(1,069,940)	313,652	616,000	(1,132,350)	(516,350)
ProFund VP International	16,021	(44,220)	(28,199)	20,888	(53,028)	(32,140)
ProFund VP Japan	3,610	(9,746)	(6,136)	17,936	(17,570)	366
ProFund VP Mid-Cap	51,248	(29,850)	21,398	26,798	(41,915)	(15,117)
ProFund VP NASDAQ-100	89,797	(93,788)	(3,991)	50,704	(69,313)	(18,609)
ProFund VP Oil & Gas	54,136	(54,173)	(37)	27,815	(56,068)	(28,253)
ProFund VP Pharmaceuticals	62,110	(25,168)	36,942	20,401	(46,294)	(25,893)
ProFund VP Precious Metals	59,421	(218,937)	(159,516)	188,698	(294,507)	(105,809)
ProFund VP Short Emerging Markets	98,460	(118,801)	(20,341)	133,112	(137,387)	(4,275)
ProFund VP Short International	37,700	(37,867)	(167)	68,764	(69,672)	(908)
ProFund VP Short NASDAQ-100	723,449	(699,045)	24,404	238,304	(255,759)	(17,455)
ProFund VP Short Small-Cap	1,282,743	(1,769,032)	(486,289)	207,574	(243,292)	(35,718)
ProFund VP Small-Cap	16,642	(44,654)	(28,012)	10,061	(31,832)	(21,771)
ProFund VP Small-Cap Value	17,626	(32,259)	(14,633)	35,071	(6,128)	28,943

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Telecommunications	4,318	(11,956)	(7,638)	34,878	(28,399)	6,479
ProFund VP U.S. Government Plus	38,741	(33,614)	5,127	37,143	(55,538)	(18,395)
ProFund VP UltraSmall-Cap	201,805	(296,772)	(94,967)	30,478	(54,553)	(24,075)
ProFund VP Utilities	9,596	(37,614)	(28,018)	39,613	(44,403)	(4,790)
TA Aegon High Yield Bond Initial Class	89,905	(132,377)	(42,472)	53,931	(87,857)	(33,926)
TA Aegon High Yield Bond Service Class	706	(941)	(235)	-	(521)	(521)
TA Aegon Sustainable Equity Income Initial Class	83,617	(184,134)	(100,517)	61,228	(232,228)	(171,000)
TA Aegon Sustainable Equity Income Service Class	623	(2,940)	(2,317)	171	(909)	(738)
TA Aegon U.S. Government Securities Initial Class	233,373	(142,447)	90,926	118,082	(114,102)	3,980
TA Aegon U.S. Government Securities Service Class	532	(880)	(348)	-	(531)	(531)
TA BlackRock Global Real Estate Securities Initial Class	29,870	(89,148)	(59,278)	37,589	(102,028)	(64,439)
TA BlackRock Global Real Estate Securities Service Class	217	(1,041)	(824)	105	(1,467)	(1,362)
TA BlackRock Government Money Market Initial Class	2,379,136	(1,517,643)	861,493	648,585	(1,250,171)	(601,586)
TA BlackRock Government Money Market Service Class	16,836	(7,922)	8,914	6,964	(6,509)	455
TA BlackRock iShares Edge 40 Initial Class	10,577	(20,830)	(10,253)	10,464	(28,093)	(17,629)
TA BlackRock iShares Edge 40 Service Class	-	(695)	(695)	-	(252)	(252)
TA BlackRock Tactical Allocation Service Class	47,039	(61,536)	(14,497)	32,153	(60,496)	(28,343)
TA International Growth Initial Class	61,634	(219,514)	(157,880)	95,348	(281,732)	(186,384)
TA International Growth Service Class	193	(4,008)	(3,815)	180	(3,305)	(3,125)
TA Janus Balanced Service Class	1,382,911	(922,085)	460,826	1,436,029	(344,230)	1,091,799
TA Janus Mid-Cap Growth Initial Class	41,877	(166,227)	(124,350)	97,946	(226,128)	(128,182)
TA Janus Mid-Cap Growth Service Class	196	(1,447)	(1,251)	622	(1,306)	(684)
TA JPMorgan Asset Allocation - Conservative Initial Class	378,328	(541,809)	(163,481)	285,422	(481,145)	(195,723)
TA JPMorgan Asset Allocation - Conservative Service Class	1,248	(5,703)	(4,455)	9,142	(6,496)	2,646
TA JPMorgan Asset Allocation - Growth Initial Class	239,960	(497,656)	(257,696)	166,224	(365,423)	(199,199)
TA JPMorgan Asset Allocation - Growth Service Class	482	(5,147)	(4,665)	538	(5,725)	(5,187)
TA JPMorgan Asset Allocation - Moderate Initial Class	239,178	(646,494)	(407,316)	257,569	(688,198)	(430,629)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Asset Allocation - Moderate Service Class	507	(16,481)	(15,974)	1,017	(13,026)	(12,009)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	343,015	(712,840)	(369,825)	386,356	(838,309)	(451,953)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,394	(9,308)	(6,914)	2,827	(10,810)	(7,983)
TA JPMorgan Core Bond Initial Class	432,375	(327,356)	105,019	117,823	(305,049)	(187,226)
TA JPMorgan Core Bond Service Class	2,394	(3,663)	(1,269)	2,268	(5,453)	(3,185)
TA JPMorgan Enhanced Index Initial Class	103,174	(108,815)	(5,641)	55,087	(80,259)	(25,172)
TA JPMorgan Enhanced Index Service Class	19	(1,457)	(1,438)	23	(450)	(427)
TA JPMorgan International Moderate Growth Initial Class	21,015	(46,236)	(25,221)	21,772	(54,691)	(32,919)
TA JPMorgan International Moderate Growth Service Class	89	(126)	(37)	71	(52)	19
TA JPMorgan Mid Cap Value Initial Class	341	(30,873)	(30,532)	39,364	(60,732)	(21,368)
TA JPMorgan Mid Cap Value Service Class	-	(2)	(2)	-	(15)	(15)
TA JPMorgan Tactical Allocation Initial Class	57,093	(101,994)	(44,901)	41,073	(123,886)	(82,813)
TA JPMorgan Tactical Allocation Service Class	1,011	(3,383)	(2,372)	684	(2,935)	(2,251)
TA Managed Risk - Balanced ETF Service Class	11,364	(48,673)	(37,309)	35,202	(35,801)	(599)
TA Managed Risk - Growth ETF Service Class	62,760	(142,041)	(79,281)	64,744	(47,386)	17,358
TA Morgan Stanley Capital Growth Initial Class	106,642	(377,212)	(270,570)	630,682	(180,371)	450,311
TA Morgan Stanley Capital Growth Service Class	329	(2,162)	(1,833)	5,222	(345)	4,877
TA Multi-Managed Balanced Initial Class	133,000	(354,632)	(221,632)	163,911	(432,170)	(268,259)
TA Multi-Managed Balanced Service Class	2,381	(2,947)	(566)	2,582	(4,067)	(1,485)
TA PIMCO Tactical - Balanced Service Class	808,712	(127,217)	681,495	68,551	(111,768)	(43,217)
TA PIMCO Tactical - Conservative Service Class	498,742	(850,554)	(351,812)	757,041	(155,929)	601,112
TA PIMCO Tactical - Growth Service Class	705,217	(73,252)	631,965	9,371	(63,631)	(54,260)
TA PIMCO Total Return Initial Class	341,806	(575,546)	(233,740)	395,087	(557,430)	(162,343)
TA PIMCO Total Return Service Class	9	(4,590)	(4,581)	119	(572)	(453)
TA QS Investors Active Asset Allocation - Conservative Service Class	61,584	(36,887)	24,697	1,027	(9,710)	(8,683)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	5,088	(10,698)	(5,610)	859	(3,159)	(2,300)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Small/Mid Cap Value Initial Class	128,734	(259,465)	(130,731)	72,303	(279,129)	(206,826)
TA Small/Mid Cap Value Service Class	949	(3,608)	(2,659)	464	(1,986)	(1,522)
TA T. Rowe Price Small Cap Initial Class	69,032	(149,514)	(80,482)	68,069	(153,991)	(85,922)
TA T. Rowe Price Small Cap Service Class	93	(1,182)	(1,089)	967	(356)	611
TA WMC US Growth Initial Class	161,732	(1,237,386)	(1,075,654)	567,123	(1,280,552)	(713,429)
TA WMC US Growth Service Class	1,584	(2,997)	(1,413)	4,486	(3,343)	1,143

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Access VP High Yield	$287,528	$(413,073)	$(125,545)	$796,340	$(888,871)	$(92,531)
Fidelity® VIP Contrafund® Service Class 2	721,048	(2,928,223)	(2,207,175)	394,419	(2,864,804)	(2,470,385)
Fidelity® VIP Equity-Income Service Class 2	4,136	(685,672)	(681,536)	201,834	(1,049,660)	(847,826)
Fidelity® VIP Growth Opportunities Service Class 2	212,713	(1,205,547)	(992,834)	73,767	(525,244)	(451,477)
Fidelity® VIP Index 500 Service Class 2	2,840	(753)	2,087	3,013	(66,416)	(63,403)
ProFund VP Asia 30	341,852	(721,396)	(379,544)	658,092	(635,666)	22,426
ProFund VP Basic Materials	82,906	(349,181)	(266,275)	227,281	(627,016)	(399,735)
ProFund VP Bull	1,450,566	(2,107,216)	(656,650)	4,637,162	(2,101,082)	2,536,080
ProFund VP Consumer Services	461,207	(906,266)	(445,059)	466,817	(671,820)	(205,003)
ProFund VP Emerging Markets	1,104,968	(2,228,736)	(1,123,768)	2,249,197	(1,729,364)	519,833
ProFund VP Europe 30	28,424	(140,308)	(111,884)	117,511	(259,206)	(141,695)
ProFund VP Falling U.S. Dollar	83,295	(50,489)	32,806	21,286	(68,357)	(47,071)
ProFund VP Financials	233,389	(774,815)	(541,426)	172,105	(338,270)	(166,165)
ProFund VP Government Money Market	12,376,877	(9,592,292)	2,784,585	5,550,346	(10,247,940)	(4,697,594)
ProFund VP International	114,640	(348,401)	(233,761)	172,295	(438,856)	(266,561)
ProFund VP Japan	29,006	(87,516)	(58,510)	167,619	(167,454)	165
ProFund VP Mid-Cap	798,330	(451,569)	346,761	446,129	(682,679)	(236,550)
ProFund VP NASDAQ-100	4,404,668	(4,449,919)	(45,251)	1,892,077	(2,487,921)	(595,844)
ProFund VP Oil & Gas	243,260	(249,514)	(6,254)	206,206	(405,700)	(199,494)
ProFund VP Pharmaceuticals	1,127,472	(473,840)	653,632	365,921	(824,840)	(458,919)
ProFund VP Precious Metals	396,153	(1,413,853)	(1,017,700)	931,574	(1,432,608)	(501,034)
ProFund VP Short Emerging Markets	223,972	(245,548)	(21,576)	345,578	(350,834)	(5,256)
ProFund VP Short International	133,521	(133,607)	(86)	239,262	(242,062)	(2,800)
ProFund VP Short NASDAQ-100	638,318	(572,793)	65,525	279,577	(300,612)	(21,035)
ProFund VP Short Small-Cap	2,007,634	(2,826,106)	(818,472)	290,118	(340,093)	(49,975)
ProFund VP Small-Cap	308,267	(676,939)	(368,672)	180,374	(532,093)	(351,719)
ProFund VP Small-Cap Value	285,200	(478,179)	(192,979)	584,797	(97,716)	487,081

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP Telecommunications	$43,225	$(114,429)	$(71,204)	$351,278	$(287,832)	$63,446
ProFund VP U.S. Government Plus	874,452	(758,202)	116,250	608,483	(924,525)	(316,042)
ProFund VP UltraSmall-Cap	1,398,925	(2,891,000)	(1,492,075)	466,629	(848,158)	(381,529)
ProFund VP Utilities	162,239	(658,922)	(496,683)	683,426	(760,748)	(77,322)
TA Aegon High Yield Bond Initial Class	2,098,555	(3,094,924)	(996,369)	1,192,836	(2,025,305)	(832,469)
TA Aegon High Yield Bond Service Class	14,300	(20,789)	(6,489)	-	(11,666)	(11,666)
TA Aegon Sustainable Equity Income Initial Class	2,477,244	(6,246,455)	(3,769,211)	1,995,109	(8,573,266)	(6,578,157)
TA Aegon Sustainable Equity Income Service Class	15,338	(87,213)	(71,875)	5,067	(27,480)	(22,413)
TA Aegon U.S. Government Securities Initial Class	3,501,722	(2,165,319)	1,336,403	1,599,987	(1,610,014)	(10,027)
TA Aegon U.S. Government Securities Service Class	7,170	(11,467)	(4,297)	-	(6,618)	(6,618)
TA BlackRock Global Real Estate Securities Initial Class	695,124	(2,786,019)	(2,090,895)	1,138,539	(3,461,865)	(2,323,326)
TA BlackRock Global Real Estate Securities Service Class	5,937	(26,694)	(20,757)	3,011	(41,513)	(38,502)
TA BlackRock Government Money Market Initial Class	30,602,179	(20,328,450)	10,273,729	8,848,738	(16,586,597)	(7,737,859)
TA BlackRock Government Money Market Service Class	160,899	(74,137)	86,762	65,579	(62,633)	2,946
TA BlackRock iShares Edge 40 Initial Class	202,902	(395,432)	(192,530)	178,460	(507,353)	(328,893)
TA BlackRock iShares Edge 40 Service Class	-	(13,007)	(13,007)	-	(4,549)	(4,549)
TA BlackRock Tactical Allocation Service Class	610,415	(768,136)	(157,721)	376,019	(721,517)	(345,498)
TA International Growth Initial Class	1,126,040	(3,915,020)	(2,788,980)	1,547,937	(4,613,391)	(3,065,454)
TA International Growth Service Class	4,442	(98,254)	(93,812)	4,116	(79,060)	(74,944)
TA Janus Balanced Service Class	2,459,259	(1,572,298)	886,961	2,289,024	(534,519)	1,754,505
TA Janus Mid-Cap Growth Initial Class	3,265,626	(12,943,021)	(9,677,395)	3,919,949	(14,187,832)	(10,267,883)
TA Janus Mid-Cap Growth Service Class	7,019	(44,405)	(37,386)	21,874	(42,832)	(20,958)
TA JPMorgan Asset Allocation - Conservative Initial Class	6,906,148	(10,406,035)	(3,499,887)	5,047,583	(8,624,271)	(3,576,688)
TA JPMorgan Asset Allocation - Conservative Service Class	22,444	(113,968)	(91,524)	177,948	(122,276)	55,672
TA JPMorgan Asset Allocation - Growth Initial Class	4,812,270	(11,325,835)	(6,513,565)	3,648,915	(7,924,805)	(4,275,890)
TA JPMorgan Asset Allocation - Growth Service Class	13,459	(142,778)	(129,319)	13,951	(145,314)	(131,363)
TA JPMorgan Asset Allocation - Moderate Initial Class	4,166,396	(13,232,137)	(9,065,741)	4,952,311	(13,572,510)	(8,620,199)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Asset Allocation - Moderate Service Class	$11,662	$(365,608)	$(353,946)	$22,515	$(286,820)	$(264,305)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,706,919	(15,541,510)	(8,834,591)	7,027,710	(17,446,034)	(10,418,324)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	59,561	(230,279)	(170,718)	66,314	(265,841)	(199,527)
TA JPMorgan Core Bond Initial Class	10,673,810	(8,610,851)	2,062,959	3,096,463	(8,646,307)	(5,549,844)
TA JPMorgan Core Bond Service Class	37,785	(57,522)	(19,737)	35,918	(81,952)	(46,034)
TA JPMorgan Enhanced Index Initial Class	3,351,236	(3,319,940)	31,296	1,537,985	(2,216,317)	(678,332)
TA JPMorgan Enhanced Index Service Class	661	(52,522)	(51,861)	748	(14,633)	(13,885)
TA JPMorgan International Moderate Growth Initial Class	258,030	(563,991)	(305,961)	259,015	(641,117)	(382,102)
TA JPMorgan International Moderate Growth Service Class	936	(1,463)	(527)	796	(617)	179
TA JPMorgan Mid Cap Value Initial Class	12,452	(1,031,223)	(1,018,771)	719,741	(2,280,864)	(1,561,123)
TA JPMorgan Mid Cap Value Service Class	-	(52)	(52)	-	(566)	(566)
TA JPMorgan Tactical Allocation Initial Class	1,376,800	(3,735,765)	(2,358,965)	1,014,373	(4,172,935)	(3,158,562)
TA JPMorgan Tactical Allocation Service Class	17,489	(55,989)	(38,500)	10,960	(47,004)	(36,044)
TA Managed Risk - Balanced ETF Service Class	163,016	(689,183)	(526,167)	476,516	(492,101)	(15,585)
TA Managed Risk - Growth ETF Service Class	957,030	(2,154,611)	(1,197,581)	930,289	(694,836)	235,453
TA Morgan Stanley Capital Growth Initial Class	8,800,650	(32,286,733)	(23,486,083)	30,271,024	(8,960,971)	21,310,053
TA Morgan Stanley Capital Growth Service Class	26,214	(157,897)	(131,683)	236,111	(17,315)	218,796
TA Multi-Managed Balanced Initial Class	3,526,220	(10,588,564)	(7,062,344)	4,011,429	(11,764,176)	(7,752,747)
TA Multi-Managed Balanced Service Class	71,128	(90,652)	(19,524)	72,070	(115,833)	(43,763)
TA PIMCO Tactical - Balanced Service Class	1,055,338	(166,528)	888,810	85,418	(134,848)	(49,430)
TA PIMCO Tactical - Conservative Service Class	681,114	(1,087,446)	(406,332)	857,621	(187,716)	669,905
TA PIMCO Tactical - Growth Service Class	914,573	(104,132)	810,441	11,515	(88,146)	(76,631)
TA PIMCO Total Return Initial Class	5,836,180	(9,925,178)	(4,088,998)	6,631,254	(9,304,592)	(2,673,338)
TA PIMCO Total Return Service Class	138	(73,756)	(73,618)	1,737	(8,683)	(6,946)
TA QS Investors Active Asset Allocation - Conservative Service Class	736,832	(475,364)	261,468	10,997	(119,793)	(108,796)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$64,874	$(143,498)	$(78,624)	$11,727	$(41,672)	$(29,945)
TA Small/Mid Cap Value Initial Class	4,267,101	(8,947,810)	(4,680,709)	2,084,708	(10,324,293)	(8,239,585)
TA Small/Mid Cap Value Service Class	26,733	(133,308)	(106,575)	16,764	(73,746)	(56,982)
TA T. Rowe Price Small Cap Initial Class	3,146,290	(5,905,962)	(2,759,672)	2,513,434	(5,668,654)	(3,155,220)
TA T. Rowe Price Small Cap Service Class	4,815	(55,353)	(50,538)	45,780	(16,031)	29,749
TA WMC US Growth Initial Class	6,959,689	(53,346,959)	(46,387,270)	20,260,598	(44,559,945)	(24,299,347)
TA WMC US Growth Service Class	72,760	(124,901)	(52,141)	171,669	(125,771)	45,898

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Access VP High Yield
12/31/2020	122,310	$19.20	to	$10.61	$2,291,643	5.31%	1.25%	to	2.50%	(1.30	) %	to	(2.50	) %
12/31/2019	129,072	19.45	to	10.88	2,452,609	4.73	1.25	to	2.50	11.04		to	9.69
12/31/2018	134,120	17.52	to	9.92	2,294,285	2.70	1.25	to	2.50	(1.85)		to	(3.05)
12/31/2017	143,868	17.85	to	10.23	2,510,865	3.68	1.25	to	2.50	3.50		to	2.25
12/31/2016	172,784	17.24	to	11.83	2,916,776	3.07	1.25	to	2.50	7.66		to	6.35
Fidelity® VIP Contrafund® Service Class 2
12/31/2020	706,088	40.90	to	17.32	27,823,054	0.08	1.25	to	2.50	28.63		to	27.06
12/31/2019	770,478	31.79	to	13.63	23,647,400	0.21	1.25	to	2.50	29.65		to	28.07
12/31/2018	856,843	24.52	to	10.65	20,353,701	0.43	1.25	to	2.50	(7.80)		to	(8.93)
12/31/2017	975,304	26.60	to	11.69	25,210,827	0.77	1.25	to	2.50	20.09		to	18.63
12/31/2016	1,054,142	22.15	to	14.66	22,732,324	0.60	1.25	to	2.50	6.40		to	5.11
Fidelity® VIP Equity-Income Service Class 2
12/31/2020	260,554	27.27	to	12.49	6,832,372	1.63	1.25	to	2.50	5.13		to	3.84
12/31/2019	289,721	25.94	to	12.02	7,237,308	1.80	1.25	to	2.50	25.54		to	24.01
12/31/2018	324,736	20.67	to	9.70	6,502,507	1.99	1.25	to	2.50	(9.67)		to	(10.78)
12/31/2017	369,978	22.88	to	10.87	8,214,903	1.50	1.25	to	2.50	11.26		to	9.91
12/31/2016	401,527	20.56	to	17.81	8,031,081	2.07	1.25	to	2.50	16.26		to	14.85
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2020	107,222	48.76	to	32.00	5,062,921	-	1.25	to	2.50	66.16		to	64.13
12/31/2019	134,060	29.35	to	19.50	3,807,868	-	1.25	to	2.50	38.76		to	37.07
12/31/2018	151,056	21.15	to	14.23	3,109,690	0.09	1.25	to	2.50	10.82		to	9.46
12/31/2017	172,501	19.09	to	13.00	3,209,856	0.11	1.25	to	2.50	32.53		to	30.92
12/31/2016	194,205	14.40	to	16.22	2,733,979	0.05	1.25	to	2.50	(1.17)		to	(2.37)
Fidelity® VIP Index 500 Service Class 2
12/31/2020	1,310	35.89	to	33.59	47,023	1.59	1.40	to	1.80	16.32		to	15.86
12/31/2019	1,242	30.85	to	29.00	38,314	1.62	1.40	to	1.80	29.21		to	28.70
12/31/2018	3,651	23.88	to	22.53	83,909	1.60	1.40	to	1.80	(6.05)		to	(6.42)
12/31/2017	3,802	25.41	to	24.08	93,353	1.61	1.40	to	1.80	19.74		to	19.27
12/31/2016	3,821	21.23	to	20.19	78,548	0.54	1.40	to	1.80	10.05		to	9.61
ProFund VP Asia 30
12/31/2020	100,089	13.85	to	15.09	1,364,711	1.08	1.25	to	2.50	33.88		to	32.24
12/31/2019	132,954	10.34	to	11.41	1,353,350	0.22	1.25	to	2.50	24.75		to	23.22
12/31/2018	132,584	8.29	to	9.26	1,084,323	0.51	1.25	to	2.50	(19.61)		to	(20.59)
12/31/2017	207,993	10.31	to	11.66	2,109,116	-	1.25	to	2.50	31.24		to	29.65
12/31/2016	116,649	7.86	to	9.00	905,298	1.01	1.25	to	2.50	(0.60)		to	(1.81)
ProFund VP Basic Materials
12/31/2020	109,717	15.02	to	12.11	1,611,889	0.67	1.25	to	2.50	15.05		to	13.64
12/31/2019	130,845	13.06	to	10.65	1,675,113	0.33	1.25	to	2.50	16.27		to	14.85
12/31/2018	164,665	11.23	to	9.28	1,817,583	0.36	1.25	to	2.50	(18.68)		to	(19.68)
12/31/2017	238,029	13.81	to	11.55	3,239,102	0.38	1.25	to	2.50	21.44		to	19.97
12/31/2016	195,346	11.37	to	10.66	2,190,575	0.41	1.25	to	2.50	17.03		to	15.61
ProFund VP Bull
12/31/2020	376,125	26.13	to	21.77	9,418,645	0.09	1.25	to	2.65	14.60		to	13.04
12/31/2019	406,666	22.81	to	19.26	8,923,383	0.33	1.25	to	2.65	27.29		to	25.55
12/31/2018	289,483	17.92	to	15.34	4,947,056	-	1.25	to	2.65	(7.31)		to	(8.58)
12/31/2017	504,799	19.33	to	16.78	9,444,133	-	1.25	to	2.65	17.87		to	16.27
12/31/2016	471,572	16.40	to	14.43	7,499,368	-	1.25	to	2.65	8.31		to	6.84

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Consumer Services
12/31/2020	145,879	$35.75	to	$16.81	$5,055,158	-%	1.25%	to	2.50%	26.76%	to	25.22%
12/31/2019	160,964	28.20	to	13.43	4,431,509	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	168,623	22.91	to	11.04	3,768,251	-	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2017	179,485	23.05	to	11.25	4,046,679	-	1.25	to	2.50	16.91	to	15.49
12/31/2016	188,756	19.72	to	14.79	3,662,078	-	1.25	to	2.50	2.90	to	1.65
ProFund VP Emerging Markets
12/31/2020	731,406	10.96	to	10.49	7,851,658	0.60	1.25	to	2.65	25.16	to	23.45
12/31/2019	877,583	8.75	to	8.49	7,535,763	0.47	1.25	to	2.65	22.70	to	21.03
12/31/2018	816,833	7.13	to	7.02	5,732,716	0.27	1.25	to	2.65	(16.32)	to	(17.47)
12/31/2017	1,148,019	8.53	to	8.50	9,637,430	0.06	1.25	to	2.65	31.62	to	29.83
12/31/2016	698,180	6.48	to	6.55	4,475,117	0.15	1.25	to	2.65	9.64	to	8.15
ProFund VP Europe 30
12/31/2020	65,194	8.30	to	11.58	569,569	2.59	1.25	to	2.65	(10.35)	to	(11.58)
12/31/2019	77,818	9.26	to	13.09	765,882	2.74	1.25	to	2.65	16.33	to	14.75
12/31/2018	91,651	7.96	to	11.41	787,387	3.08	1.25	to	2.65	(15.20)	to	(16.36)
12/31/2017	183,059	9.39	to	13.64	1,766,777	1.65	1.25	to	2.65	18.24	to	16.63
12/31/2016	216,694	7.94	to	11.70	1,743,388	3.45	1.25	to	2.65	6.48	to	5.03
ProFund VP Falling U.S. Dollar
12/31/2020	9,924	6.26	to	9.32	61,308	0.33	1.25	to	2.50	3.51	to	2.25
12/31/2019	4,565	6.05	to	9.12	27,080	0.05	1.25	to	2.50	(3.55)	to	(4.72)
12/31/2018	12,616	6.27	to	9.57	76,710	-	1.25	to	2.50	(7.47)	to	(8.61)
12/31/2017	6,073	6.78	to	10.47	40,511	-	1.25	to	2.50	7.12	to	5.82
12/31/2016	7,027	6.33	to	6.02	43,828	-	1.25	to	1.80	(7.02)	to	(7.52)
ProFund VP Financials
12/31/2020	249,878	11.45	to	12.12	2,851,968	0.65	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	305,753	11.80	to	12.64	3,585,937	0.51	1.25	to	2.50	28.66	to	27.09
12/31/2018	324,215	9.17	to	9.95	2,938,039	0.37	1.25	to	2.50	(11.54)	to	(12.63)
12/31/2017	387,223	10.37	to	11.39	3,970,409	0.34	1.25	to	2.50	16.73	to	15.32
12/31/2016	345,078	8.88	to	15.63	3,046,205	0.34	1.25	to	2.50	13.90	to	12.51
ProFund VP Government Money Market
12/31/2020	731,645	9.05	to	8.05	6,362,890	0.03	1.25	to	2.65	(1.19)	to	(2.54)
12/31/2019	417,993	9.16	to	8.26	3,677,097	0.82	1.25	to	2.65	(0.47)	to	(1.83)
12/31/2018	934,343	9.21	to	8.42	8,412,730	0.37	1.25	to	2.65	(0.83)	to	(2.19)
12/31/2017	855,503	9.28	to	8.61	7,788,548	0.02	1.25	to	2.65	(1.21)	to	(2.56)
12/31/2016	586,236	9.40	to	8.83	5,402,213	0.02	1.25	to	2.65	(1.21)	to	(2.56)
ProFund VP International
12/31/2020	158,381	8.60	to	11.64	1,427,556	0.49	1.25	to	2.65	3.60	to	2.19
12/31/2019	186,580	8.30	to	11.39	1,634,996	0.26	1.25	to	2.65	17.80	to	16.19
12/31/2018	218,720	7.04	to	9.81	1,636,543	-	1.25	to	2.65	(16.80)	to	(17.95)
12/31/2017	322,556	8.47	to	11.95	2,844,219	-	1.25	to	2.65	20.30	to	18.66
12/31/2016	313,247	7.04	to	10.07	2,302,307	-	1.25	to	2.65	(2.15)	to	(3.48)
ProFund VP Japan
12/31/2020	41,789	11.24	to	13.07	468,936	0.28	1.25	to	2.50	14.50	to	13.11
12/31/2019	47,925	9.81	to	11.55	471,613	0.13	1.25	to	2.50	18.52	to	17.07
12/31/2018	47,559	8.28	to	9.87	398,071	-	1.25	to	2.50	(12.73)	to	(13.80)
12/31/2017	52,680	9.49	to	11.45	506,669	-	1.25	to	2.50	16.99	to	15.57
12/31/2016	66,445	8.11	to	15.10	546,518	-	1.25	to	2.35	(0.82)	to	(1.89)
ProFund VP Mid-Cap
12/31/2020	147,177	20.08	to	12.00	2,805,038	1.07	1.25	to	2.50	9.39	to	8.06
12/31/2019	125,779	18.36	to	11.10	2,186,921	0.15	1.25	to	2.50	22.00	to	20.51
12/31/2018	140,896	15.05	to	9.21	2,009,612	-	1.25	to	2.50	(13.94)	to	(15.00)
12/31/2017	150,258	17.48	to	10.84	2,505,202	-	1.25	to	2.50	12.04	to	10.68
12/31/2016	278,017	15.60	to	12.12	4,206,515	-	1.25	to	2.50	16.73	to	15.31

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP NASDAQ-100
12/31/2020	267,990	$62.19	to	$39.82	$15,667,230	-%	1.25%	to	2.65%	43.77%	to	41.81%
12/31/2019	271,981	43.26	to	28.08	11,101,979	-	1.25	to	2.65	35.01	to	33.17
12/31/2018	290,590	32.04	to	21.08	8,782,067	-	1.25	to	2.65	(3.09)	to	(4.42)
12/31/2017	330,008	33.06	to	22.06	10,391,899	-	1.25	to	2.65	28.77	to	27.02
12/31/2016	289,244	25.67	to	17.36	7,132,174	-	1.25	to	2.65	3.96	to	2.55
ProFund VP Oil & Gas
12/31/2020	236,402	4.84	to	4.55	1,122,213	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	236,439	7.48	to	7.12	1,736,836	1.37	1.25	to	2.50	7.18	to	5.87
12/31/2018	264,692	6.98	to	6.72	1,815,455	1.79	1.25	to	2.50	(21.21)	to	(22.18)
12/31/2017	285,007	8.86	to	8.64	2,489,839	1.10	1.25	to	2.50	(4.37)	to	(5.53)
12/31/2016	480,494	9.27	to	9.15	4,367,718	1.45	1.25	to	2.50	22.66	to	21.16
ProFund VP Pharmaceuticals
12/31/2020	151,355	21.92	to	12.31	3,195,710	0.13	1.25	to	2.50	11.12	to	9.77
12/31/2019	114,413	19.73	to	11.21	2,194,284	0.80	1.25	to	2.50	12.63	to	11.26
12/31/2018	140,306	17.52	to	10.08	2,394,273	1.18	1.25	to	2.50	(7.36)	to	(8.50)
12/31/2017	188,111	18.91	to	11.01	3,471,074	0.89	1.25	to	2.50	9.00	to	7.67
12/31/2016	261,957	17.35	to	15.11	4,445,006	0.86	1.25	to	2.50	(4.92)	to	(6.08)
ProFund VP Precious Metals
12/31/2020	310,699	7.03	to	6.30	2,123,598	0.23	1.25	to	2.50	22.57	to	21.08
12/31/2019	470,215	5.74	to	5.20	2,637,624	0.04	1.25	to	2.50	44.18	to	42.42
12/31/2018	576,024	3.98	to	3.65	2,251,841	-	1.25	to	2.50	(14.54)	to	(15.59)
12/31/2017	534,581	4.66	to	4.33	2,449,216	-	1.25	to	2.50	3.98	to	2.72
12/31/2016	528,623	4.48	to	4.21	2,336,663	-	1.25	to	2.50	53.90	to	52.03
ProFund VP Short Emerging Markets
12/31/2020	23,766	1.48	to	2.42	36,846	0.86	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	44,107	2.20	to	3.63	99,316	0.55	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	48,382	2.81	to	4.71	137,950	-	1.25	to	2.50	11.19	to	9.83
12/31/2017	51,824	2.53	to	4.29	134,202	-	1.25	to	2.50	(28.73)	to	(29.60)
12/31/2016	44,310	3.55	to	6.09	162,068	-	1.25	to	2.50	(17.27)	to	(18.28)
ProFund VP Short International
12/31/2020	6,101	2.58	to	3.95	15,531	0.52	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	6,268	3.15	to	4.87	19,465	0.60	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	7,176	3.86	to	6.05	27,361	-	1.25	to	2.50	14.04	to	12.64
12/31/2017	7,822	3.39	to	5.37	26,189	-	1.25	to	2.50	(21.61)	to	(22.57)
12/31/2016	10,126	4.32	to	6.93	43,239	-	1.25	to	2.50	(7.06)	to	(8.19)
ProFund VP Short NASDAQ-100
12/31/2020	205,296	0.56	to	0.61	120,323	0.14	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	180,892	0.98	to	1.09	172,605	0.14	1.25	to	2.50	(28.94)	to	(29.81)
12/31/2018	198,347	1.38	to	1.56	266,845	-	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	189,791	1.44	to	1.64	266,807	-	1.25	to	2.50	(26.17)	to	(27.07)
12/31/2016	179,841	1.95	to	2.25	343,987	-	1.25	to	2.50	(11.17)	to	(12.25)
ProFund VP Short Small-Cap
12/31/2020	54,122	0.84	to	1.10	44,406	0.12	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	540,411	1.25	to	1.66	662,556	0.12	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	576,129	1.60	to	2.15	902,457	-	1.25	to	2.50	9.02	to	7.69
12/31/2017	561,940	1.47	to	1.99	809,054	-	1.25	to	2.50	(15.26)	to	(16.29)
12/31/2016	296,285	1.73	to	2.38	503,694	-	1.25	to	2.50	(22.56)	to	(23.50)
ProFund VP Small-Cap
12/31/2020	62,524	22.69	to	12.53	1,323,314	0.05	1.25	to	2.50	15.61	to	14.20
12/31/2019	90,536	19.62	to	10.97	1,657,791	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	112,307	16.07	to	9.10	1,686,373	-	1.25	to	2.50	(13.97)	to	(15.03)
12/31/2017	141,038	18.69	to	10.71	2,510,409	-	1.25	to	2.50	11.04	to	9.69
12/31/2016	191,995	16.83	to	14.71	3,093,475	-	1.25	to	2.50	18.21	to	16.77

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
12/31/2020	60,116	$17.76	to	$10.24	$1,040,185	0.03%	1.25%	to	2.50%	(0.19	) %	to	(1.40	) %
12/31/2019	74,749	17.79	to	10.39	1,296,075	-	1.25	to	2.50	21.05		to	19.57
12/31/2018	45,806	14.70	to	8.69	654,407	-	1.25	to	2.50	(15.28)		to	(16.32)
12/31/2017	129,878	17.35	to	10.38	2,209,769	0.01	1.25	to	2.50	8.36		to	7.04
12/31/2016	237,352	16.01	to	14.85	3,734,499	-	1.25	to	2.50	27.19		to	25.64
ProFund VP Telecommunications
12/31/2020	67,940	10.75	to	9.25	717,231	0.86	1.25	to	2.50	1.88		to	0.63
12/31/2019	75,578	10.55	to	9.19	788,893	3.37	1.25	to	2.50	13.35		to	11.97
12/31/2018	69,099	9.31	to	8.21	635,447	5.44	1.25	to	2.50	(16.16)		to	(17.19)
12/31/2017	92,226	11.10	to	9.91	1,014,543	3.78	1.25	to	2.50	(3.33)		to	(4.50)
12/31/2016	249,496	11.48	to	13.58	2,831,821	1.74	1.25	to	2.50	20.16		to	18.70
ProFund VP U.S. Government Plus
12/31/2020	57,029	22.74	to	11.75	1,186,131	0.04	1.25	to	2.50	19.20		to	17.75
12/31/2019	51,902	19.08	to	9.98	928,007	0.85	1.25	to	2.50	16.76		to	15.34
12/31/2018	70,297	16.34	to	8.65	1,117,866	0.95	1.25	to	2.50	(6.60)		to	(7.74)
12/31/2017	65,871	17.49	to	9.38	1,122,450	0.44	1.25	to	2.50	8.14		to	6.82
12/31/2016	135,505	16.18	to	8.78	2,157,286	-	1.25	to	2.50	(1.54)		to	(2.73)
ProFund VP UltraSmall-Cap
12/31/2020	127,817	20.92	to	13.55	2,636,200	0.12	1.25	to	2.50	14.95		to	13.55
12/31/2019	222,784	18.20	to	11.93	3,959,951	-	1.25	to	2.50	45.51		to	43.74
12/31/2018	246,859	12.50	to	8.30	3,024,891	-	1.25	to	2.50	(27.86)		to	(28.75)
12/31/2017	181,027	17.33	to	11.65	3,106,142	-	1.25	to	2.50	23.66		to	22.15
12/31/2016	204,385	14.02	to	11.16	2,822,347	-	1.25	to	2.50	37.87		to	36.20
ProFund VP Utilities
12/31/2020	148,071	18.35	to	12.59	2,652,890	1.57	1.25	to	2.50	(3.60)		to	(4.78)
12/31/2019	176,089	19.04	to	13.22	3,283,795	1.54	1.25	to	2.50	21.36		to	19.88
12/31/2018	180,879	15.69	to	11.03	2,785,067	2.20	1.25	to	2.50	1.61		to	0.36
12/31/2017	214,138	15.44	to	10.99	3,251,613	1.96	1.25	to	2.50	9.28		to	7.95
12/31/2016	338,022	14.13	to	14.50	4,706,843	1.76	1.25	to	2.50	13.66		to	12.28
TA Aegon High Yield Bond Initial Class
12/31/2020	275,758	26.09	to	14.24	6,830,199	6.53	1.25	to	2.50	3.74		to	2.48
12/31/2019	318,230	25.15	to	13.90	7,623,087	6.14	1.25	to	2.50	12.80		to	11.43
12/31/2018	352,156	22.29	to	12.47	7,542,109	6.14	1.25	to	2.50	(3.56)		to	(4.75)
12/31/2017	425,209	23.12	to	13.09	9,531,143	6.13	1.25	to	2.50	6.12		to	4.83
12/31/2016	514,749	21.78	to	12.49	10,919,456	6.14	1.25	to	2.50	13.92		to	12.54
TA Aegon High Yield Bond Service Class
12/31/2020	7,897	24.98	to	22.69	194,496	6.05	1.25	to	1.80	3.39		to	2.83
12/31/2019	8,132	24.16	to	22.07	193,564	5.96	1.25	to	1.80	12.57		to	11.96
12/31/2018	8,653	21.47	to	19.71	183,109	5.96	1.25	to	1.80	(3.92)		to	(4.44)
12/31/2017	8,771	22.34	to	20.63	193,348	5.70	1.25	to	1.80	5.89		to	5.32
12/31/2016	9,266	21.10	to	19.59	192,251	5.49	1.25	to	1.80	13.59		to	12.97
TA Aegon Sustainable Equity Income Initial Class
12/31/2020	1,409,422	41.36	to	15.33	52,146,376	3.02	1.25	to	2.65	(8.50)		to	(9.75)
12/31/2019	1,509,939	45.20	to	16.99	61,580,013	2.46	1.25	to	2.65	22.38		to	20.71
12/31/2018	1,680,939	36.94	to	14.07	56,235,350	2.14	1.25	to	2.65	(12.60)		to	(13.80)
12/31/2017	1,835,531	42.26	to	16.33	70,745,509	2.36	1.25	to	2.65	14.99		to	13.43
12/31/2016	2,002,057	36.75	to	14.39	67,284,511	2.17	1.25	to	2.65	13.50		to	11.96
TA Aegon Sustainable Equity Income Service Class
12/31/2020	22,860	30.23	to	27.46	682,427	2.75	1.25	to	1.80	(8.73)		to	(9.22)
12/31/2019	25,177	33.13	to	30.25	817,718	2.23	1.25	to	1.80	22.05		to	21.39
12/31/2018	25,915	27.14	to	24.92	690,073	1.93	1.25	to	1.80	(12.78)		to	(13.26)
12/31/2017	30,654	31.12	to	28.73	937,602	2.18	1.25	to	1.80	14.70		to	14.08
12/31/2016	31,898	27.13	to	25.19	855,507	1.82	1.25	to	1.80	13.18		to	12.57

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Initial Class
12/31/2020	569,748	$16.21	to	$10.31	$8,688,079	1.85%	1.25%	to	2.50%	7.63%	to	6.32%
12/31/2019	478,822	15.06	to	9.70	6,824,252	2.00	1.25	to	2.50	5.29	to	4.00
12/31/2018	474,842	14.31	to	9.33	6,513,856	3.01	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2017	503,093	14.45	to	9.54	7,034,021	3.60	1.25	to	2.50	1.39	to	0.16
12/31/2016	605,013	14.25	to	9.52	8,363,249	0.64	1.25	to	2.50	(0.93)	to	(2.14)
TA Aegon U.S. Government Securities Service Class
12/31/2020	7,749	14.61	to	13.27	112,400	1.44	1.25	to	1.80	7.32	to	6.74
12/31/2019	8,097	13.61	to	12.43	109,133	1.77	1.25	to	1.80	5.04	to	4.47
12/31/2018	8,628	12.96	to	11.90	110,277	2.51	1.25	to	1.80	(1.23)	to	(1.76)
12/31/2017	9,238	13.12	to	12.12	119,665	3.09	1.25	to	1.80	1.10	to	0.55
12/31/2016	8,791	12.98	to	12.05	113,305	0.47	1.25	to	1.80	(1.09)	to	(1.63)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	556,617	38.69	to	12.77	20,535,744	12.39	1.25	to	2.65	(1.55)	to	(2.89)
12/31/2019	615,895	39.29	to	13.15	23,134,330	0.91	1.25	to	2.65	23.65	to	21.96
12/31/2018	680,334	31.78	to	10.78	20,748,332	8.48	1.25	to	2.65	(11.21)	to	(12.42)
12/31/2017	774,234	35.79	to	12.31	26,858,475	3.64	1.25	to	2.65	9.95	to	8.45
12/31/2016	889,883	32.55	to	11.35	28,283,157	1.77	1.25	to	2.65	(0.61)	to	(1.96)
TA BlackRock Global Real Estate Securities Service Class
12/31/2020	14,663	30.72	to	27.90	438,828	11.39	1.25	to	1.80	(1.74)	to	(2.27)
12/31/2019	15,487	31.26	to	28.55	472,348	0.60	1.25	to	1.80	23.34	to	22.68
12/31/2018	16,849	25.34	to	23.27	417,545	7.80	1.25	to	1.80	(11.44)	to	(11.92)
12/31/2017	18,711	28.62	to	26.42	523,924	3.20	1.25	to	1.80	9.65	to	9.06
12/31/2016	19,305	26.10	to	24.23	493,658	1.44	1.25	to	1.80	(0.82)	to	(1.35)
TA BlackRock Government Money Market Initial Class
12/31/2020	2,794,375	15.78	to	11.77	35,419,380	0.24	1.25	to	2.65	(0.95)	to	(2.30)
12/31/2019	1,932,882	15.93	to	12.05	25,524,243	1.96	1.25	to	2.65	0.71	to	(0.66)
12/31/2018	2,534,468	15.81	to	12.13	33,106,532	1.80	1.25	to	2.65	0.54	to	(0.84)
12/31/2017	2,235,109	15.73	to	12.23	28,870,273	0.01	1.25	to	2.65	(1.23)	to	(2.57)
12/31/2016	2,757,450	15.92	to	12.56	35,868,268	0.01	1.25	to	2.65	(1.23)	to	(2.57)
TA BlackRock Government Money Market Service Class
12/31/2020	48,444	9.58	to	8.70	449,092	0.22	1.25	to	1.80	(0.99)	to	(1.53)
12/31/2019	39,530	9.67	to	8.83	367,324	1.71	1.25	to	1.80	0.46	to	(0.08)
12/31/2018	39,075	9.63	to	8.84	363,495	0.84	1.25	to	1.80	(0.41)	to	(0.95)
12/31/2017	38,974	9.67	to	8.93	364,763	0.01	1.25	to	1.80	(1.23)	to	(1.76)
12/31/2016	40,865	9.79	to	9.09	388,343	0.01	1.25	to	1.80	(1.23)	to	(1.76)
TA BlackRock iShares Edge 40 Initial Class
12/31/2020	120,025	21.26	to	12.04	2,420,867	2.44	1.25	to	2.50	8.29	to	6.97
12/31/2019	130,278	19.64	to	11.26	2,431,217	2.22	1.25	to	2.50	13.88	to	12.50
12/31/2018	147,907	17.24	to	10.01	2,439,913	1.91	1.25	to	2.50	(5.33)	to	(6.49)
12/31/2017	161,950	18.21	to	10.70	2,843,283	1.76	1.25	to	2.50	8.39	to	7.07
12/31/2016	187,662	16.80	to	10.55	3,043,341	1.48	1.25	to	2.50	0.97	to	(0.26)
TA BlackRock iShares Edge 40 Service Class
12/31/2020	1,369	20.98	to	19.06	28,378	2.03	1.25	to	1.80	8.10	to	7.52
12/31/2019	2,064	19.41	to	17.73	39,603	1.97	1.25	to	1.80	13.68	to	13.07
12/31/2018	2,316	17.08	to	15.68	39,065	1.62	1.25	to	1.80	(5.61)	to	(6.13)
12/31/2017	2,672	18.09	to	16.70	47,754	1.48	1.25	to	1.80	8.17	to	7.59
12/31/2016	3,087	16.72	to	15.53	51,002	1.09	1.25	to	1.80	0.73	to	0.19
TA BlackRock Tactical Allocation Service Class
12/31/2020	337,738	14.26	to	12.78	4,754,358	1.70	1.25	to	2.50	11.79	to	10.43
12/31/2019	352,235	12.76	to	11.57	4,451,472	2.24	1.25	to	2.50	15.61	to	14.20
12/31/2018	380,578	11.03	to	10.13	4,169,855	0.98	1.25	to	2.50	(5.60)	to	(6.76)
12/31/2017	430,811	11.69	to	10.87	5,008,073	1.45	1.25	to	2.50	10.31	to	8.97
12/31/2016	499,515	10.60	to	10.25	5,272,511	2.30	1.25	to	2.50	3.62	to	2.36

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Growth Initial Class
12/31/2020	1,774,600	$23.67	to	$14.71	$38,258,844	2.27%	1.25%	to	2.65%	19.40%	to	17.78%
12/31/2019	1,932,480	19.82	to	12.49	34,984,252	1.64	1.25	to	2.65	26.11	to	24.39
12/31/2018	2,118,864	15.72	to	10.04	30,490,491	1.19	1.25	to	2.65	(18.73)	to	(19.84)
12/31/2017	2,365,874	19.34	to	12.53	41,972,396	1.34	1.25	to	2.65	25.68	to	23.97
12/31/2016	2,397,198	15.39	to	10.11	34,115,617	1.49	1.25	to	2.65	(1.15)	to	(2.50)
TA International Growth Service Class
12/31/2020	6,812	32.07	to	29.13	216,329	1.89	1.25	to	1.80	19.10	to	18.45
12/31/2019	10,627	26.93	to	24.60	277,972	1.28	1.25	to	1.80	25.83	to	25.15
12/31/2018	13,752	21.40	to	19.65	286,749	0.98	1.25	to	1.80	(18.97)	to	(19.41)
12/31/2017	13,817	26.41	to	24.39	356,351	1.20	1.25	to	1.80	25.42	to	24.75
12/31/2016	17,719	21.06	to	19.55	363,728	1.35	1.25	to	1.80	(1.36)	to	(1.89)
TA Janus Balanced Service Class
12/31/2020	4,339,639	1.93	to	1.77	8,385,678	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	3,878,813	1.71	to	1.59	6,610,131	1.35	1.25	to	2.50	20.27	to	18.80
12/31/2018	2,787,014	1.42	to	1.34	3,939,432	1.48	1.25	to	2.50	(1.31)	to	(2.52)
12/31/2017	2,811,860	1.44	to	1.37	4,014,346	1.37	1.25	to	2.50	15.30	to	13.89
12/31/2016	2,468,867	1.25	to	1.20	3,068,250	1.03	1.25	to	2.50	2.84	to	1.59
TA Janus Mid-Cap Growth Initial Class
12/31/2020	1,336,474	120.88	to	21.63	123,832,010	0.23	1.25	to	2.65	17.73	to	16.13
12/31/2019	1,460,824	102.68	to	18.63	115,385,380	0.07	1.25	to	2.65	35.02	to	33.18
12/31/2018	1,589,006	76.04	to	13.99	93,909,969	0.06	1.25	to	2.65	(2.44)	to	(3.78)
12/31/2017	1,788,534	77.95	to	14.54	107,804,582	0.10	1.25	to	2.65	27.42	to	25.69
12/31/2016	2,102,514	61.17	to	11.56	97,100,650	-	1.25	to	2.65	(3.25)	to	(4.57)
TA Janus Mid-Cap Growth Service Class
12/31/2020	16,673	45.36	to	41.20	740,653	0.04	1.25	to	1.80	17.46	to	16.83
12/31/2019	17,924	38.61	to	35.27	677,798	-	1.25	to	1.80	34.65	to	33.92
12/31/2018	18,608	28.68	to	26.33	523,331	-	1.25	to	1.80	(2.68)	to	(3.21)
12/31/2017	22,138	29.47	to	27.21	640,456	-	1.25	to	1.80	27.15	to	26.47
12/31/2016	23,590	23.17	to	21.51	537,762	-	1.25	to	1.80	(3.51)	to	(4.03)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	2,097,319	22.25	to	13.50	43,622,052	2.52	1.25	to	2.50	10.10	to	8.75
12/31/2019	2,260,800	20.21	to	12.42	43,042,877	2.62	1.25	to	2.50	12.50	to	11.12
12/31/2018	2,456,523	17.97	to	11.17	41,678,665	1.77	1.25	to	2.50	(5.17)	to	(6.33)
12/31/2017	2,775,821	18.95	to	11.93	50,223,296	2.10	1.25	to	2.50	11.42	to	10.07
12/31/2016	3,037,681	17.00	to	10.84	49,764,078	1.98	1.25	to	2.50	3.33	to	2.08
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2020	43,140	22.62	to	20.55	946,360	2.30	1.25	to	1.80	9.87	to	9.28
12/31/2019	47,595	20.59	to	18.80	952,671	2.24	1.25	to	1.80	12.15	to	11.54
12/31/2018	44,949	18.36	to	16.86	806,285	1.54	1.25	to	1.80	(5.47)	to	(5.98)
12/31/2017	51,072	19.42	to	17.93	971,877	1.91	1.25	to	1.80	11.18	to	10.58
12/31/2016	47,379	17.47	to	16.21	812,205	1.73	1.25	to	1.80	3.02	to	2.46
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	2,962,522	30.88	to	27.76	87,321,817	1.69	1.25	to	2.65	23.20	to	21.52
12/31/2019	3,220,218	25.06	to	22.84	77,881,169	1.73	1.25	to	2.65	24.50	to	22.80
12/31/2018	3,419,417	20.13	to	18.60	66,492,509	1.86	1.25	to	2.65	(11.51)	to	(12.72)
12/31/2017	3,764,299	22.75	to	21.31	82,900,292	1.43	1.25	to	2.65	23.10	to	21.43
12/31/2016	4,180,515	18.48	to	17.55	75,086,961	2.18	1.25	to	2.65	4.77	to	3.35
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2020	82,629	35.37	to	32.13	2,868,947	1.48	1.25	to	1.80	22.82	to	22.16
12/31/2019	87,294	28.79	to	26.30	2,472,000	1.47	1.25	to	1.80	24.31	to	23.64
12/31/2018	92,481	23.16	to	21.27	2,108,669	1.59	1.25	to	1.80	(11.81)	to	(12.29)
12/31/2017	104,247	26.27	to	24.25	2,699,330	1.21	1.25	to	1.80	22.84	to	22.18
12/31/2016	111,907	21.38	to	19.85	2,361,906	1.89	1.25	to	1.80	4.52	to	3.95

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Moderate Initial Class
	12/31/2020	3,872,601	$24.90	to	$14.05	$90,990,755	2.17%	1.25%	to	2.50%	11.21%	to	9.86%
	12/31/2019	4,279,917	22.39	to	12.79	91,445,896	2.17	1.25	to	2.50	14.98	to	13.58
	12/31/2018	4,710,546	19.47	to	11.26	87,770,549	1.75	1.25	to	2.50	(6.30)	to	(7.45)
	12/31/2017	5,064,889	20.79	to	12.17	101,084,222	1.86	1.25	to	2.50	15.03	to	13.64
	12/31/2016	5,573,642	18.07	to	10.71	97,300,865	2.19	1.25	to	2.50	4.26	to	3.00
TA JPMorgan Asset Allocation - Moderate Service Class
	12/31/2020	72,002	26.20	to	23.80	1,858,594	1.89	1.25	to	1.80	10.89	to	10.29
	12/31/2019	87,976	23.62	to	21.58	2,041,452	1.94	1.25	to	1.80	14.74	to	14.12
	12/31/2018	99,985	20.59	to	18.91	2,019,594	1.53	1.25	to	1.80	(6.52)	to	(7.03)
	12/31/2017	110,375	22.03	to	20.34	2,391,296	1.65	1.25	to	1.80	14.69	to	14.07
	12/31/2016	114,280	19.20	to	17.83	2,160,473	1.89	1.25	to	1.80	3.96	to	3.40
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
	12/31/2020	5,546,435	27.16	to	13.85	142,613,031	2.05	1.25	to	2.50	13.65	to	12.26
	12/31/2019	5,916,260	23.90	to	12.33	134,913,208	2.19	1.25	to	2.50	18.53	to	17.08
	12/31/2018	6,368,213	20.16	to	10.53	123,566,431	1.93	1.25	to	2.50	(8.22)	to	(9.35)
	12/31/2017	6,625,915	21.97	to	11.62	141,013,924	1.71	1.25	to	2.50	18.30	to	16.86
	12/31/2016	7,499,355	18.57	to	12.45	135,374,742	2.02	1.25	to	2.50	5.23	to	3.95
TA JPMorgan Asset Allocation - Moderate Growth Service Class
	12/31/2020	130,290	29.69	to	26.97	3,798,076	1.83	1.25	to	1.80	13.25	to	12.64
	12/31/2019	137,204	26.21	to	23.94	3,533,941	1.95	1.25	to	1.80	18.31	to	17.67
	12/31/2018	145,187	22.16	to	20.35	3,165,751	1.65	1.25	to	1.80	(8.47)	to	(8.97)
	12/31/2017	150,594	24.21	to	22.35	3,592,533	1.51	1.25	to	1.80	18.02	to	17.39
	12/31/2016	174,428	20.51	to	19.04	3,532,397	1.74	1.25	to	1.80	4.94	to	4.38
TA JPMorgan Core Bond Initial Class
	12/31/2020	1,218,985	46.28	to	11.27	36,929,096	3.82	1.25	to	2.65	6.14	to	4.69
	12/31/2019	1,113,966	43.61	to	10.77	32,767,266	2.52	1.25	to	2.65	7.19	to	5.72
	12/31/2018	1,301,192	40.68	to	10.18	35,931,674	3.19	1.25	to	2.65	(1.16)	to	(2.52)
	12/31/2017	1,357,741	41.16	to	10.45	38,276,644	2.97	1.25	to	2.65	2.39	to	0.99
	12/31/2016	1,414,510	40.20	to	10.34	39,394,427	2.14	1.25	to	2.65	1.13	to	(0.24)
TA JPMorgan Core Bond Service Class
	12/31/2020	22,080	16.95	to	15.40	358,838	3.40	1.25	to	1.80	5.84	to	5.27
	12/31/2019	23,349	16.01	to	14.62	360,413	2.18	1.25	to	1.80	6.92	to	6.34
	12/31/2018	26,534	14.98	to	13.75	381,221	2.89	1.25	to	1.80	(1.33)	to	(1.87)
	12/31/2017	26,865	15.18	to	14.01	393,003	2.54	1.25	to	1.80	2.15	to	1.60
	12/31/2016	29,693	14.86	to	13.79	428,217	1.77	1.25	to	1.80	0.80	to	0.26
TA JPMorgan Enhanced Index Initial Class
	12/31/2020	795,940	38.22	to	16.06	28,947,917	1.47	1.25	to	2.50	18.68	to	17.23
	12/31/2019	801,581	32.21	to	13.70	24,621,533	1.19	1.25	to	2.50	29.42	to	27.84
	12/31/2018	826,753	24.89	to	10.72	19,684,447	1.08	1.25	to	2.50	(7.18)	to	(8.32)
	12/31/2017	892,687	26.81	to	11.69	22,968,725	0.59	1.25	to	2.50	19.66	to	18.21
	12/31/2016	816,184	22.40	to	16.45	17,602,725	0.42	1.25	to	2.50	9.98	to	8.64
TA JPMorgan Enhanced Index Service Class
	12/31/2020	1,654	43.21	to	39.25	71,043	1.20	1.25	to	1.80	18.38	to	17.74
	12/31/2019	3,092	36.50	to	33.34	111,306	0.94	1.25	to	1.80	29.08	to	28.38
	12/31/2018	3,519	28.28	to	25.97	98,279	0.84	1.25	to	1.80	(7.41)	to	(7.91)
	12/31/2017	3,575	30.54	to	28.20	108,755	0.38	1.25	to	1.80	19.33	to	18.69
	12/31/2016	5,298	25.59	to	23.76	134,748	0.17	1.25	to	1.80	9.75	to	9.16
TA JPMorgan International Moderate Growth Initial Class
	12/31/2020	193,411	14.70	to	13.18	2,766,986	2.71	1.25	to	2.50	13.48	to	12.10
	12/31/2019	218,632	12.96	to	11.76	2,776,736	2.29	1.25	to	2.50	16.32	to	14.90
	12/31/2018	251,551	11.14	to	10.23	2,749,763	2.35	1.25	to	2.50	(12.68)	to	(13.75)
	12/31/2017	268,483	12.76	to	11.87	3,367,764	1.81	1.25	to	2.50	20.28	to	18.82
	12/31/2016	294,251	10.61	to	10.13	3,071,889	2.08	1.25	to	2.50	(0.03)	to	(1.24)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan International Moderate Growth Service Class
	12/31/2020	1,569	$14.17	to	$13.09	$21,942	2.54%	1.25%	to	1.80%	13.13%	to	12.52%
	12/31/2019	1,606	12.53	to	11.63	19,876	2.08	1.25	to	1.80	16.16	to	15.53
	12/31/2018	1,587	10.79	to	10.07	16,921	2.19	1.25	to	1.80	(13.00)	to	(13.48)
	12/31/2017	1,677	12.40	to	11.64	20,572	1.62	1.25	to	1.80	19.97	to	19.33
	12/31/2016	2,341	10.33	to	9.75	23,682	1.88	1.25	to	1.80	(0.17)	to	(0.71)
TA JPMorgan Mid Cap Value Initial Class
	12/31/2020	277,433	42.71	to	11.29	10,737,644	1.28	1.25	to	2.50	0.10	to	(1.12)
	12/31/2019	307,965	42.67	to	11.42	11,944,504	1.37	1.25	to	2.50	24.65	to	23.13
	12/31/2018	329,333	34.23	to	9.28	10,944,615	0.83	1.25	to	2.50	(12.90)	to	(13.97)
	12/31/2017	404,694	39.30	to	10.78	15,497,187	0.78	1.25	to	2.50	12.08	to	10.72
	12/31/2016	442,975	35.07	to	31.17	15,150,810	2.09	1.25	to	2.50	13.18	to	11.81
TA JPMorgan Mid Cap Value Service Class
	12/31/2020	2,002	40.83	to	37.09	81,118	1.04	1.25	to	1.80	(0.21)	to	(0.75)
	12/31/2019	2,004	40.91	to	37.37	81,393	1.17	1.25	to	1.80	24.44	to	23.77
	12/31/2018	2,019	32.88	to	30.19	65,927	0.61	1.25	to	1.80	(13.19)	to	(13.66)
	12/31/2017	2,875	37.87	to	34.97	108,158	0.56	1.25	to	1.80	11.79	to	11.19
	12/31/2016	5,447	33.88	to	31.45	183,899	1.90	1.25	to	1.80	12.87	to	12.26
TA JPMorgan Tactical Allocation Initial Class
	12/31/2020	802,175	45.61	to	12.64	31,300,111	2.40	1.25	to	2.65	10.98	to	9.46
	12/31/2019	847,076	41.10	to	11.55	30,567,060	2.42	1.25	to	2.65	10.79	to	9.28
	12/31/2018	929,889	37.10	to	10.57	30,598,668	2.22	1.25	to	2.65	(4.14)	to	(5.46)
	12/31/2017	1,061,728	38.70	to	11.17	36,397,504	1.88	1.25	to	2.65	7.41	to	5.95
	12/31/2016	1,179,049	36.03	to	10.55	37,737,402	1.37	1.25	to	2.65	3.17	to	1.77
TA JPMorgan Tactical Allocation Service Class
	12/31/2020	21,001	18.91	to	17.17	391,912	2.04	1.25	to	1.80	10.72	to	10.12
	12/31/2019	23,373	17.08	to	15.59	393,894	2.08	1.25	to	1.80	10.53	to	9.93
	12/31/2018	25,624	15.45	to	14.19	390,873	1.90	1.25	to	1.80	(4.39)	to	(4.91)
	12/31/2017	28,606	16.16	to	14.92	456,875	1.57	1.25	to	1.80	7.17	to	6.59
	12/31/2016	31,484	15.08	to	14.00	469,672	1.12	1.25	to	1.80	2.91	to	2.35
TA Managed Risk - Balanced ETF Service Class
	12/31/2020	357,295	15.51	to	11.76	5,397,256	2.09	1.25	to	2.50	2.90	to	1.65
	12/31/2019	394,604	15.07	to	11.57	5,800,071	1.99	1.25	to	2.50	14.22	to	12.83
	12/31/2018	395,203	13.20	to	10.25	5,089,391	1.77	1.25	to	2.50	(5.73)	to	(6.89)
	12/31/2017	432,241	14.00	to	11.01	5,932,144	1.75	1.25	to	2.50	12.04	to	10.68
	12/31/2016	427,520	12.49	to	11.71	5,238,736	1.66	1.25	to	2.50	2.48	to	1.23
TA Managed Risk - Growth ETF Service Class
	12/31/2020	335,428	16.32	to	12.28	5,323,073	2.04	1.25	to	2.50	2.93	to	1.67
	12/31/2019	414,709	15.86	to	12.08	6,421,406	1.74	1.25	to	2.50	17.94	to	16.50
	12/31/2018	397,351	13.45	to	10.37	5,240,391	1.55	1.25	to	2.50	(8.31)	to	(9.44)
	12/31/2017	396,850	14.67	to	11.45	5,715,740	1.58	1.25	to	2.50	17.01	to	15.59
	12/31/2016	379,400	12.53	to	11.96	4,678,318	1.60	1.25	to	1.80	3.38	to	2.82
TA Morgan Stanley Capital Growth Initial Class
	12/31/2020	1,187,744	118.10	to	105.69	130,598,721	-	1.25	to	2.65	115.18	to	112.26
	12/31/2019	1,458,314	54.88	to	49.79	75,027,195	-	1.25	to	2.65	22.21	to	20.54
	12/31/2018	1,008,003	44.91	to	41.31	42,744,790	-	1.25	to	2.65	5.36	to	3.91
	12/31/2017	1,079,034	42.62	to	39.75	43,695,752	-	1.25	to	2.65	41.83	to	39.90
	12/31/2016	1,094,613	30.05	to	28.42	31,225,617	-	1.25	to	2.65	(3.47)	to	(4.78)
TA Morgan Stanley Capital Growth Service Class
	12/31/2020	13,237	108.21	to	98.30	1,383,463	-	1.25	to	1.80	114.61	to	113.46
	12/31/2019	15,070	50.42	to	46.05	735,587	-	1.25	to	1.80	21.95	to	21.29
	12/31/2018	10,193	41.35	to	37.97	412,629	-	1.25	to	1.80	5.11	to	4.54
	12/31/2017	3,954	39.34	to	36.32	152,287	-	1.25	to	1.80	41.50	to	40.74
	12/31/2016	4,057	27.80	to	25.81	110,701	-	1.25	to	1.80	(3.70)	to	(4.22)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5.Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Multi-Managed Balanced Initial Class
	12/31/2020	3,602,792	$34.73	to	$17.68	$120,980,866	1.58%	1.25%	to	2.65%	14.47%	to	12.91%
	12/31/2019	3,824,424	30.34	to	15.66	112,863,733	1.65	1.25	to	2.65	20.27	to	18.63
	12/31/2018	4,092,683	25.23	to	13.20	101,001,645	1.42	1.25	to	2.65	(4.85)	to	(6.16)
	12/31/2017	4,510,630	26.51	to	14.06	117,196,596	0.85	1.25	to	2.65	12.73	to	11.20
	12/31/2016	4,869,178	23.52	to	12.65	112,466,066	0.96	1.25	to	2.65	6.55	to	5.10
TA Multi-Managed Balanced Service Class
	12/31/2020	18,549	34.60	to	31.43	625,648	1.43	1.25	to	1.80	14.18	to	13.56
	12/31/2019	19,115	30.31	to	27.68	569,250	1.46	1.25	to	1.80	20.00	to	19.35
	12/31/2018	20,600	25.26	to	23.19	512,004	1.21	1.25	to	1.80	(5.10)	to	(5.61)
	12/31/2017	22,291	26.61	to	24.57	583,996	0.70	1.25	to	1.80	12.42	to	11.81
	12/31/2016	29,104	23.67	to	21.98	681,273	0.86	1.25	to	1.80	6.31	to	5.74
TA PIMCO Tactical - Balanced Service Class
	12/31/2020	1,756,855	1.41	to	1.28	2,449,824	3.57	1.25	to	2.50	7.51	to	6.20
	12/31/2019	1,075,360	1.31	to	1.20	1,399,630	0.16	1.25	to	2.50	18.20	to	16.76
	12/31/2018	1,118,577	1.11	to	1.03	1,232,596	3.11	1.25	to	2.50	(8.09)	to	(9.22)
	12/31/2017	1,072,442	1.21	to	1.14	1,287,190	0.30	1.25	to	2.50	10.66	to	9.31
	12/31/2016	1,133,290	1.09	to	1.04	1,230,060	0.27	1.25	to	2.50	4.08	to	2.82
TA PIMCO Tactical - Conservative Service Class
	12/31/2020	1,061,716	1.34	to	12.24	1,493,399	1.50	1.25	to	2.50	8.54	to	7.21
	12/31/2019	1,413,528	1.24	to	11.41	1,767,627	0.10	1.25	to	2.50	16.11	to	14.70
	12/31/2018	812,416	1.06	to	9.95	866,477	3.27	1.25	to	2.50	(6.32)	to	(7.47)
	12/31/2017	766,189	1.14	to	10.76	875,674	1.47	1.25	to	2.50	9.04	to	7.71
	12/31/2016	873,047	1.04	to	10.79	914,327	0.38	1.25	to	2.35	3.69	to	2.57
TA PIMCO Tactical - Growth Service Class
	12/31/2020	975,215	1.39	to	12.67	1,358,933	2.49	1.25	to	2.50	7.74	to	6.43
	12/31/2019	343,250	1.29	to	11.91	461,521	-	1.25	to	2.50	20.05	to	18.59
	12/31/2018	397,510	1.08	to	10.04	454,824	3.15	1.25	to	2.50	(8.83)	to	(9.95)
	12/31/2017	475,618	1.18	to	11.15	597,454	0.40	1.25	to	2.50	13.41	to	12.03
	12/31/2016	466,968	1.04	to	10.93	535,650	-	1.25	to	2.50	3.58	to	2.32
TA PIMCO Total Return Initial Class
	12/31/2020	1,595,410	19.01	to	11.40	28,392,123	3.98	1.25	to	2.65	6.36	to	4.91
	12/31/2019	1,829,150	17.88	to	10.87	30,824,370	2.50	1.25	to	2.65	7.08	to	5.61
	12/31/2018	1,991,493	16.70	to	10.29	31,411,079	2.54	1.25	to	2.65	(1.89)	to	(3.23)
	12/31/2017	2,239,603	17.02	to	10.63	36,408,838	-	1.25	to	2.65	3.59	to	2.18
	12/31/2016	2,476,883	16.43	to	10.41	39,071,390	2.28	1.25	to	2.65	1.45	to	0.07
TA PIMCO Total Return Service Class
	12/31/2020	10,128	16.91	to	15.36	164,131	4.02	1.25	to	1.80	6.08	to	5.51
	12/31/2019	14,709	15.94	to	14.56	226,145	2.26	1.25	to	1.80	6.88	to	6.30
	12/31/2018	15,162	14.92	to	13.70	218,909	2.35	1.25	to	1.80	(2.25)	to	(2.78)
	12/31/2017	17,904	15.26	to	14.09	265,191	-	1.25	to	1.80	3.36	to	2.80
	12/31/2016	19,139	14.77	to	13.71	275,511	1.95	1.25	to	1.80	1.21	to	0.67
TA QS Investors Active Asset Allocation - Conservative Service Class
	12/31/2020	73,592	13.73	to	11.63	990,614	2.03	1.25	to	2.50	5.34	to	4.05
	12/31/2019	48,895	13.04	to	11.18	623,898	1.94	1.25	to	2.50	9.86	to	8.52
	12/31/2018	57,578	11.87	to	10.30	672,854	1.23	1.25	to	2.50	(4.09)	to	(5.27)
	12/31/2017	64,187	12.37	to	10.87	784,026	1.73	1.25	to	2.50	10.32	to	8.98
	12/31/2016	68,619	11.22	to	11.00	761,346	1.25	1.25	to	1.65	1.38	to	0.99
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
	12/31/2020	98,872	13.87	to	11.08	1,348,570	1.84	1.25	to	2.50	(3.29)	to	(4.47)
	12/31/2019	104,482	14.34	to	11.60	1,479,483	1.69	1.25	to	2.50	9.98	to	8.64
	12/31/2018	106,782	13.04	to	10.68	1,376,464	1.33	1.25	to	2.50	(7.12)	to	(8.26)
	12/31/2017	104,472	14.04	to	11.64	1,455,615	1.28	1.25	to	2.50	18.82	to	17.38
	12/31/2016	125,623	11.82	to	11.46	1,475,496	1.21	1.25	to	2.50	0.71	to	(0.51)

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Small/Mid Cap Value Initial Class
	12/31/2020	1,787,916	$42.56	to	$39.89	$73,177,666	1.18%	1.25%	to	2.65%	2.76%	to	1.35%
	12/31/2019	1,918,647	41.42	to	39.36	76,798,395	0.97	1.25	to	2.65	23.73	to	22.05
	12/31/2018	2,125,473	33.47	to	32.25	69,417,170	0.89	1.25	to	2.65	(12.56)	to	(13.76)
	12/31/2017	2,410,229	38.28	to	37.39	90,549,665	1.13	1.25	to	2.65	14.13	to	12.58
	12/31/2016	2,659,878	33.54	to	33.21	88,019,316	0.78	1.25	to	2.65	19.63	to	18.01
TA Small/Mid Cap Value Service Class
	12/31/2020	34,514	42.43	to	38.76	1,436,695	1.00	1.25	to	1.80	2.46	to	1.91
	12/31/2019	37,173	41.41	to	38.03	1,511,111	0.75	1.25	to	1.80	23.40	to	22.73
	12/31/2018	38,695	33.56	to	30.99	1,275,378	0.67	1.25	to	1.80	(12.73)	to	(13.21)
	12/31/2017	43,748	38.46	to	35.70	1,654,682	0.95	1.25	to	1.80	13.84	to	13.23
	12/31/2016	46,590	33.78	to	31.53	1,549,998	0.54	1.25	to	1.80	19.32	to	18.68
TA T. Rowe Price Small Cap Initial Class
	12/31/2020	846,616	56.37	to	50.45	42,239,421	-	1.25	to	2.65	22.04	to	20.37
	12/31/2019	927,098	46.19	to	41.91	37,820,408	-	1.25	to	2.65	31.13	to	29.34
	12/31/2018	1,013,020	35.23	to	32.40	31,597,222	-	1.25	to	2.65	(8.24)	to	(9.50)
	12/31/2017	1,092,216	38.39	to	35.80	37,366,458	-	1.25	to	2.65	20.88	to	19.24
	12/31/2016	1,179,221	31.76	to	30.03	33,811,998	-	1.25	to	2.65	9.85	to	8.36
TA T. Rowe Price Small Cap Service Class
	12/31/2020	6,283	65.43	to	59.43	396,821	-	1.25	to	1.80	21.78	to	21.12
	12/31/2019	7,372	53.73	to	49.07	381,902	-	1.25	to	1.80	30.76	to	30.05
	12/31/2018	6,761	41.09	to	37.73	268,893	-	1.25	to	1.80	(8.43)	to	(8.93)
	12/31/2017	9,067	44.87	to	41.43	395,752	-	1.25	to	1.80	20.52	to	19.87
	12/31/2016	9,249	37.23	to	34.56	335,165	-	1.25	to	1.80	9.64	to	9.04
TA WMC US Growth Initial Class
	12/31/2020	10,154,617	54.88	to	49.34	546,374,213	0.11	1.25	to	2.65	35.60	to	33.76
	12/31/2019	11,230,271	40.47	to	36.88	446,343,734	0.13	1.25	to	2.65	38.32	to	36.43
	12/31/2018	11,943,700	29.26	to	27.04	343,844,277	0.48	1.25	to	2.65	(1.03)	to	(2.39)
	12/31/2017	13,407,187	29.56	to	27.70	390,459,587	0.42	1.25	to	2.65	27.61	to	25.87
	12/31/2016	14,994,920	23.17	to	22.00	342,544,499	0.40	1.25	to	2.65	1.54	to	0.16
TA WMC US Growth Service Class
	12/31/2020	46,644	57.98	to	52.67	2,646,148	-	1.25	to	1.80	35.25	to	34.52
	12/31/2019	48,057	42.87	to	39.15	2,020,593	-	1.25	to	1.80	37.95	to	37.21
	12/31/2018	46,914	31.07	to	28.54	1,433,014	0.28	1.25	to	1.80	(1.27)	to	(1.81)
	12/31/2017	54,476	31.48	to	29.06	1,685,981	0.21	1.25	to	1.80	27.28	to	26.59
	12/31/2016	60,231	24.73	to	22.96	1,466,115	0.18	1.25	to	1.80	1.28	to	0.73

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.